UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE  68131
(Address of principal executive offices) (Zip code)

Eric Olson
Kiewit Plaza
Omaha, NE  68131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2010 to September 30, 2010

Item 1.  Reports To Unitholders.

The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Kiewit Investment Fund LLLP
Semi-Annual Report September 30, 2010

Investment Adviser
Hall Capital Partners LLC

www.kiewitinvestmentfund.com

LETTER TO UNITHOLDERS
SEPTEMBER 30, 2010

Dear Unitholder:

At September 30, 2010, there were 445 Fund investors and the Fund had total net assets of $159.9 million, or $16,287.81 per unit (net of total distributions paid to date of $780 per unit).

The Fund’s 5th Anniversary!

This letter marks the 5 year anniversary of the Kiewit Investment Fund and a partnership of more than 7 years between Hall Capital Partners LLC (“Hall Capital”) and Kiewit. To commemorate this milestone we at Hall Capital decided to step back and lay out some of our core values and the lessons learned over those 5 years since, like Kiewit, we at Hall Capital believe in continuous improvement. As we have learned about Kiewit’s values over the years, we discovered we have a lot in common with Kiewit. We want to share with you some of the core values that Hall Capital has in common with Kiewit and the values we look for in our investment managers.

Like Kiewit, we believe in broad based employee ownership; we are a private and independent firm where employees own the majority of the firm. Like Kiewit, we believe in results. Kiewit takes full ownership of its projects and we take full responsibility for Kiewit’s portfolio and expect to be held accountable for the results. Like Kiewit, we hold ourselves and our investment managers to high standards of quality and integrity. Just as Kiewit has the ability to find solutions that other firms cannot envision, we believe in creativity and that the greatest investment opportunities often lie outside conventional thinking. Finally, a hallmark of Hall Capital is the intensity with which we pursue your goals.

One of our key investment tenets is that we are willing to tolerate some short-term volatility for the potential opportunity to gain long-term capital appreciation. In other words, we worry less about shorter term price movement and focus instead on the risk of permanent capital loss or impairment. During the past 5 years we re-learned the lesson that all investing, especially investing in equities, requires truly long-term investment horizons. Our equity portfolio has outperformed broad market indices, such as the S&P 500 Index1, on a relative basis but the absolute performance is still below our historical expectations. We continue to believe that equities are an important driver of long-term capital appreciation and underscore the importance of being a long-term investor.  Further, we believe the Fund’s structure, which allows for periodic redemptions as authorized by the Board, has played an important role in encouraging an appropriate long-term perspective.

Another of our investment tenets is to build global portfolios investing across a broad range of investment strategies, including equities, bonds and alternative assets such as hedge funds. At the Fund’s inception we decided, together with the Fund Board, to make a meaningful allocation to investments outside of the United States in an attempt to benefit from global growth dynamics.  These investments have been important contributors to the Fund’s historical returns and we expect to continue to make meaningful allocations in this area going forward. The Fund has also benefitted from the allocation to absolute return & equity2 Hedge Funds which have been a meaningful contributor to the Fund’s performance over the 5 year period.

Another key component of our investment philosophy is to continually re-evaluate markets and managers – shifting portfolios tactically by investing across various investment strategies as we aim to exploit opportunities and seek to reduce risk. The Portfolio Allocation table on Page 4 shows how the allocation has changed over time. The Fund’s roster of underlying investment managers has remained quite stable over the Fund’s 5 year history but we actively managed the Fund’s allocation to managers and asset classes as we saw investment opportunities become more or less attractive.

[1]	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

[2]
Absolute return hedge funds seek to generate positive annual returns with low volatility in all market environments. Equity hedge managers typically buy “long” or sell “short” U.S. and global equities. These equity hedge investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are often more correlated to the returns of equity markets than absolute return strategies.

Performance
The Fund’s performance for the six months ended September 30, 2010 and the average annualized performance for 1 year, 5 years and since inception in comparison to the Balanced Benchmark3 (the “Benchmark”) and the S&P 500 Index is as follows:

				Since
	6 Months	1 Year	5 Years	Inception†
Fund, net of fees and expenses	0.14%	7.40%	2.46%	2.59%
Benchmark ††	2.06%	10.37%	3.41%	3.49%
S & P 500 Index	-1.42%	10.17%	0.64%	0.97%

†	The fund commenced investment operations on August 24, 2005.
††	The Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes.
Investments cannot be made directly into the Benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s units, when tendered for repurchase, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns.  Due to the investment goals and strategies of the Fund, it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the Benchmark.  A significant portion of the Fund’s capital is allocated to equity investments which are intended to be held through full market cycles of five to seven years or longer.  It is critical to keep this long-term perspective when evaluating shorter term performance both to the upside and the downside.

The Fund’s fixed income component generated strong, consistent performance throughout the 6-month period, but the positive performance of the other asset categories came in the second half of the period.  The Fund’s Hedge Fund portfolio was the largest driver of return for the period.  Within the Fund’s Hedge Fund portfolio the primary drivers of return during the period were credit oriented managers.  The Fund’s Equity Hedge managers benefitted from their ability to short (bet against) securities in a more volatile market.

Although the Fund’s Equity portfolio generated strong returns in the latter half of the semi-annual period, performance was essentially flat for the period overall as a result of the losses incurred in the first half of the period.  The Fund’s International and Global managers made the strongest contribution to performance during the period benefiting both from stock selection as well as a currency tailwind.

The Fund underperformed relative to the Benchmark for the semi-annual and annual period and remains slightly below the Benchmark since inception.  This underperformance is due in large part to the performance of the Barclays Aggregate Bond Index which represents 40% of the Benchmark, but only 8% of the Fund’s actual asset allocation as of September 30, 2010.  As noted before, the Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes.

Historically the Fund has allocated approximately 10%-15% of its capital to Payden & Rygel (a fixed income manager) and has allocated approximately 25%-30% to Hedge Funds.  Over the last 5 years, fixed income, as measured by both the Barclays Aggregate Bond Index and the Payden & Rygel portfolio, has outperformed the other strategies in the Fund’s portfolio. However, looking forward we continue to believe that both the Hedge Fund portfolio and the Equity portfolio should provide important sources of capital appreciation to the Fund and offer attractive prospective risk/return profiles.

[3]
 The Balanced Benchmark is an unmanaged index created by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund’s actual asset allocation) might use to create a balanced portfolio to manage their own assets. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index). The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. One cannot invest directly in an index.

Commentary
Investors continue to anxiously attempt to read the tea leaves trying to discern whether the fledgling recovery will take hold. As Winston Churchill once said, “The pessimist sees difficulty in every opportunity. The optimist sees the opportunity in every difficulty.”  Our job, as we see it, is not to decide whether to be in the camp of the optimists or the pessimists, but rather to navigate through and position our portfolios to potentially benefit from the wide range of economic and investment scenarios that may play out over the next few quarters and the longer term.

We remain steadfast in our goal of building durable investment portfolios.  Periods of heightened volatility in markets test the resolve of all long-term investors, but can also create opportunities for patient and prudent capital allocators. We and our managers continue to find compelling investment opportunities in capital appreciation investments while maintaining a balance with our allocations to more conservative investments.  We also expect the constraints and/or preferences of other investors, such as shorter time horizons, a preference for liquidity and lack of appetite for more complexity, to be an ongoing source of opportunity.

As we look back on the last five years, we also look forward to the next five years and the opportunity to discuss the Fund again with you in our next report as of March 31, 2011.

Sincerely,

Kathryn A. Hall
Hall Capital Partners LLC – Fund Adviser

Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer to sell these securities or the solicitation of an offer to buy these securities.

An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details.  The Fund may not be suitable for all investors.

Investments by the Fund in Alternative Investment Products, including hedge funds, will increase the risk of investment loss as these underlying funds often engage in leveraging and other speculative investment practices.  Additionally, the Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Quasar Distributors, LLC, Distributor

KIEWIT INVESTMENT FUND LLLP
PORTFOLIO ALLOCATION

As mentioned in the Letter to Unitholders, the Fund seeks to diversify its holdings by investing across various asset categories. Following is a table that reflect the Fund’s Portfolio Allocation as of September 30 for each of the last five years:

Annual Portfolio Allocation *
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
22.5%
18.0%
10.3%
30.2%
11.6%
7.4%
25.6%
18.4%
9.8%
29.6%
11.8%
4.8%
26.3%
16.8%
8.9%
29.0%
11.2%
7.8%
23.0%
29.4%
9.2%
22.1%
13.5%
2.8%
27.4%
29.4%
9.4%
25.0%
7.8%
1.0%
9/30/2006
9/30/2007
9/302008
9/30/2009
9/30/2010
Hedge Funds ^
Active International & Global Equities
Active Domestic Equities
Passive Domestic Equities
Fixed Income Investments
Short-Term Investments #

*	Fund holdings and asset allocations vary through the year and may change at any time.
^
The Fund currently allocates assets to absolute return and equity hedge funds. Absolute return hedge funds seek to generate positive annual returns with low volatility in all market environments. Equity hedge managers typically buy “long” or sell “short” U.S. and global equities. These equity hedge investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are often more correlated to the returns of equity markets than absolute return strategies.

#	Short-term investments include cash/cash equivalents and liabilities in excess of other assets or other assets in excess of liabilities.

Diversification does not assure a profit nor protect against loss in a declining market.

KIEWIT INVESTMENT FUND LLLP
PERFORMANCE INFORMATION (Unaudited)

Total Return For the Fund, net of fees and expenses, for the Six Months Ended September 30, 2010	0.14%
Total Return For the Balanced Benchmark for the Six Months Ended September 30, 2010*	2.06%
Average Annual Total Return For the Fund, net of fees and expenses, Since Inception	2.59	% †
Average Annual Total Return For the Balanced Benchmark Since Inception*	3.49	% †

Portfolio Summary as of September 30, 2010

Pzena Investment Management, LLC

Percentage
Top Five Common Stocks	of Net Assets (b)
Northrop Grumman Corp	0.4%
Exxon Mobil Corp.	0.4
Tyco Electronics Ltd.	0.4
J.C. Penney Co., Inc.	0.3
Omnicom Group, Inc.	0.3
Total	1.8%

Geode Capital Management, LLC

Percentage
Top Five Common Stocks	of Net Assets (b)
Exxon Mobil Corp.	0.6%
Apple, Inc. (c)	0.5
Microsoft Corp.	0.4
General Electric Co.	0.4
Procter & Gamble Co.	0.3
Total	2.2%

Payden & Rygel

Top Five Short-Term Investments #	Percentage of Net Assets (b)	Top Five Fixed Income Investments	Percentage of Net Assets (b)
Federal Home Loan Bank Discount Note		U.S. Treasury Notes
0.17%, due 03/18/11 (d)	0.3%	1.75%, due 04/15/13	0.5%
Federal National Mortgage Association		U.S. Treasury Notes
0.63%, due 09/24/12	0.1	2.50%, due 03/31/15	0.3
3M Co.		U.S. Treasury Notes
4.50%, due 11/01/11	0.1	3.00%, due 08/31/16	0.3
Shell International Finance B.V.		U.S. Treasury Notes
1.30%, due 09/22/11	0.1	3.50%, due 01/15/11	0.3
Pfizer, Inc.		U.S. Treasury Notes
2.24%, due 03/15/11 (a)	0.0	2.75%, due 02/15/19	0.2
Total	0.6%	Total	1.6%

*
The Balanced Benchmark (the “Benchmark”) is an unmanaged index created by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund's actual asset allocation) might use to create a balanced portfolio to manage their own assets.  It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.  The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities,  mortgage pass-through securities, and asset-backed securities. The Benchmark does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Benchmark. One cannot invest directly in an index.

†	The Fund commenced investment operations on August 24, 2005.
#	Short-term Investments include cash/cash equivalents and liabilities in excess of other assets.
(a)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.
(b)	The percentage of net assets shown is the percentage of Fund net assets managed by the respective Sub-Adviser.
(c)	Non-income producing security.
(d)	Zero coupon security. Rate disclosed is yield as of September 30, 2010.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
		Fair	of Net
	Shares	Value	Assets
EQUITY INVESTMENTS
Common Stocks (Active & Passive Domestic Equities)
Consumer Discretionary
Fortune Brands, Inc.	7,935	$390,640	0.3%
J.C. Penney Co., Inc.	19,995	543,464	0.4%
Omnicom Group, Inc.	13,914	549,325	0.4%
Other**	169,119	4,419,546	2.6%
		5,902,975	3.7%
Consumer Staples
Procter & Gamble Co./The	8,971	537,991	0.4%
Other**	85,541	3,382,017	2.1%
		3,920,008	2.5%
Energy
BP plc ADR	9,400	386,998	0.3%
Chevron Corp.	6,259	507,292	0.3%
Exxon Mobil Corp.	26,222	1,620,257	1.0%
Other**	89,299	3,066,263	1.9%
		5,580,810	3.5%
Financials
ACE Ltd.	6,635	386,489	0.3%
Allstate Corp./The	17,728	559,318	0.4%
Axis Capital Holdings Ltd.	14,200	467,748	0.3%
Bank of America Corp.	48,901	641,092	0.4%
Berkshire Hathaway, Inc., Class B*	5,385	445,232	0.3%
Citigroup, Inc.*	147,212	574,127	0.4%
Goldman Sachs Group, Inc./The	3,477	502,705	0.3%
JPMorgan Chase & Co.	19,216	731,553	0.5%
Torchmark Corp.	8,106	430,753	0.3%
UBS AG*	25,600	435,968	0.3%
Wells Fargo & Co.	15,208	382,177	0.2%
Other**^	232,862	5,476,481	3.2%
		11,033,643	6.9%
Health Care
Johnson & Johnson	13,137	813,969	0.5%
Pfizer, Inc.	25,108	431,104	0.3%
Other**	149,167	5,027,776	3.1%
		6,272,849	3.9%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
		Fair	of Net
	Shares	Value	Assets
Industrials
General Electric Co.	33,196	$539,435	0.4%
L-3 Communications Holdings, Inc.	6,777	489,774	0.3%
Northrop Grumman Corp.	11,772	713,736	0.5%
Other**	134,978	4,408,711	2.6%
		6,151,656	3.8%
Information Technology
Apple, Inc.*	2,831	803,296	0.5%
CA, Inc.	22,095	466,646	0.3%
Cisco Systems, Inc.*	17,780	389,382	0.3%
Google, Inc., Class A*	761	400,126	0.3%
Hewlett-Packard Co.	17,154	721,669	0.5%
International Business Machines Corp.	4,005	537,231	0.4%
Microsoft Corp.	33,831	828,521	0.5%
Tyco Electronics Ltd.	19,850	580,017	0.4%
Other**	292,277	4,815,596	2.8%
		9,542,484	6.0%
Materials
PPG Industries, Inc.	5,401	393,193	0.3%
Other**	51,206	1,933,320	1.2%
		2,326,513	1.5%
Telecommunication Services
AT&T, Inc.	18,397	526,154	0.4%
Other**	43,017	652,962	0.3%
		1,179,116	0.7%
Utilities
Other**	57,436	1,759,544	1.1%

Total Common Stocks (Active & Passive Domestic Equities)
(Cost $49,710,542)		53,669,598	33.6%

Investment Companies (Active International & Global Equities)
Dodge & Cox Global Stock Fund	6,500,000	11,174,332	7.0%
Longleaf Partners International Fund	9,550,000	8,880,764	5.5%
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		20,055,096	12.5%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
		Fair	of Net
	Cost	Value	Assets
Partnerships (Active Domestic & International Equities)(a)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P.	$2,044,683	$1,236,000	0.8%
Partnership (Active International Equity)
Harris Associates International Value, L.P.	8,000,000	14,839,000	9.3%
Liberty Square Strategic Partners IV (Asia), L.P.	37,450	3,000	0.0%
Walter Scott International Fund, LLC	9,100,000	12,218,000	7.6%
Total Partnerships (Active Domestic & International Equities)
(Cost $19,182,133)		28,296,000	17.7%

TOTAL EQUITY INVESTMENTS
(Cost $84,942,675)		102,020,694	63.8%

ALTERNATIVE ASSETS(a)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.	7,951,200	11,230,000	7.0%
GoldenTree Credit Opportunities, L.P.	3,500,000	3,785,000	2.4%
Perry Partners, L.P.	6,319,726	7,606,000	4.7%
Taconic Opportunity Fund, L.P.	7,750,000	8,949,000	5.6%
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.	3,500,000	4,579,000	2.9%
Millgate Partners II, L.P.	4,000,000	3,657,000	2.3%
Royal Capital Value Fund (QP), L.P.	3,500,000	3,996,000	2.5%
TOTAL ALTERNATIVE ASSETS
(Cost $36,520,926)		43,802,000	27.4%

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
FIXED INCOME INVESTMENTS
Certificate of Deposit
Other**	50,000	50,136	0.0%
Corporate Bonds
Consumer Discretionary
Omnicom Group, Inc.
5.90%, due 04/15/16	50,000	57,654	0.0%
Other**	532,000	585,519	0.4%
		643,173	0.4%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
Consumer Staples
Other**	$781,000	$836,418	0.5%

Energy
Other**	547,000	594,841	0.4%

Financials
Bank of America Corp.
3.70%, due 09/01/15	10,000	10,103	0.0%
Citigroup, Inc.
2.38%, due 08/13/13(b)	30,000	30,211	0.0%
6.00%, due 12/13/13	15,000	16,446	0.0%
6.01%, due 01/15/15	30,000	32,982	0.0%
Goldman Sachs Group, Inc./The
3.70%, due 08/01/15	10,000	10,231	0.0%
6.15%, due 04/01/18	15,000	16,638	0.0%
6.75%, due 10/01/37	15,000	15,591	0.0%
JPMorgan Chase & Co.
0.80%, due 12/02/10(b)	100,000	100,086	0.1%
6.30%, due 04/23/19	30,000	34,766	0.0%
Wells Fargo & Co.
4.38%, due 01/31/13	24,000	25,613	0.0%
Other**	1,569,000	1,655,548	1.1%
		1,948,215	1.2%
Health Care
Pfizer, Inc.
2.24%, due 03/15/11(b)	100,000	100,871	0.1%
Other**	450,000	485,145	0.3%
		586,016	0.4%
Industrials
Other**	235,000	249,514	0.2%

Information Technology
Cisco Systems, Inc.
5.90%, due 02/15/39	25,000	28,893	0.0%
Microsoft Corp.
0.88%, due 09/27/13	30,000	30,042	0.0%
3.00%, due 10/01/20	110,000	109,717	0.1%
Other**	99,000	106,604	0.1%
		275,256	0.2%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
Materials
Other**	$393,000	$436,900	0.3%

Telecommunication Services
Other**	207,000	222,845	0.1%

Utilities
Other**	343,000	366,855	0.2%

Foreign Government Securities
Other**	543,000	615,699	0.4%

Municipal Bond
California - Other**	70,000	76,126	0.0%

U.S. Government Agency Mortgage-Backed Securities
Federal Home Loan Mortgage Corp.
6.00%, due 11/01/36	215,351	232,023	0.1%
Federal National Mortgage Association
4.00%, due 10/25/40, TBA	150,000	154,172	0.1%
5.00%, due 06/01/33	216,721	229,849	0.2%
5.00%, due 09/01/33	182,116	193,367	0.1%
5.00%, due 10/25/40, TBA	370,000	389,425	0.2%
5.50%, due 04/01/34	213,485	229,158	0.1%
5.50%, due 05/01/34	61,004	65,545	0.1%
5.50%, due 04/01/36	155,112	165,882	0.1%
5.84%, due 12/01/36(b)	131,283	139,582	0.1%
		1,566,980	1.0%
Government National Mortgage Association
5.50%, due 10/15/40, TBA	50,000	53,750	0.0%
6.00%, due 01/15/39	137,327	149,237	0.1%
		202,987	0.1%
		2,001,990	1.2%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
U.S. Government Agency Securities
Federal Home Loan Mortgage Corp.
0.88%, due 10/28/13	$20,000	$19,992	0.0%
Federal National Mortgage Association
0.46%, due 02/23/12(b)	50,000	50,039	0.0%
0.63%, due 09/24/12	150,000	150,349	0.1%
1.63%, due 10/26/15	60,000	59,976	0.0%
4.50%, due 03/01/40	58,319	61,137	0.1%
		321,501	0.2%
Government National Mortgage Association
4.50%, due 05/20/40	203,146	214,376	0.2%
		555,869	0.4%
U.S. Treasury Securities
U.S. Treasury Bonds
3.88%, due 08/15/40	40,000	41,350	0.0%
4.38%, due 05/15/40	120,000	134,776	0.1%
5.38%, due 02/15/31	120,000	154,500	0.1%
7.13%, due 02/15/23	65,000	93,742	0.0%
		424,368	0.2%
U.S. Treasury Notes
1.25%, due 08/31/15	150,000	149,953	0.1%
1.75%, due 04/15/13	700,000	721,161	0.4%
2.50%, due 03/31/15	490,000	519,591	0.3%
2.63%, due 02/29/16	60,000	63,764	0.0%
2.75%, due 02/15/19	390,000	404,595	0.3%
3.00%, due 08/31/16	387,000	417,476	0.3%
3.50%, due 01/15/11	330,000	417,075	0.3%
		2,693,615	1.7%
		3,117,983	1.9%
TOTAL FIXED INCOME INVESTMENTS
(Cost $12,028,291)		12,577,836	7.8%

SHORT-TERM INVESTMENTS
Commercial Paper
JPMorgan Chase & Co.
0.15%, 10/01/10	944,489	944,489	0.6%

U.S. Government Agency Securities
Federal Home Loan Bank Discount Note
0.17%, 03/18/11(d)	500,000	499,603	0.3%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY OF SCHEDULE OF INVESTMENTS (Continued)
AS OF SEPTEMBER 30, 2010 (Unaudited)	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
U.S. Treasury Securities
U.S. Treasury Bills
0.13%, 10/21/10	$400,000	$399,970	0.3%
0.13%, 12/16/10(c)	50,000	49,986	0.0%
		449,956	0.3%
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,893,948)		1,894,048	1.2%

TOTAL INVESTMENTS (100.2%)
(Cost $135,385,840)(e)		$160,294,578	100.2%
Liabilities in Excess of Other Assets (-0.2%)		(354,244)	(0.2)%
NET ASSETS (100.0%)		$159,940,334	100.0%

Notes to Summary Schedule of Investments:

*	Non-income producing security.
**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings, and in total for any issuer, represent 1% or less of net assets.
^	Aggregate value may include Real Estate Investment Trusts (REITs).
(a)	Securities were valued at fair value — at September 30, 2010, the Fund held $72,098,000 of fair valued securities, representing 45.1% of net assets.
(b)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.
(c)	Security has been pledged as collateral for futures contracts.
(d)	Zero coupon security. Rate disclosed is yield as of September 30, 2010.
(e)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
ADR — American Depositary Receipt.
TBA — Security is subjected to delayed delivery.

(in U.S. dollars)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at September 30, 2010.

		Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Appreciation
Long:
	E-mini S&P 500 Index	3	$ 170,505	December-10	$ 2,389

This Summary Schedule of Investments does not reflefct the complete portfolio holdings of the Fund.  The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 2010 (Unaudited)

ASSETS:
Investments, at Value (Cost $135,385,840)	$160,294,578
Cash	11,298,245
Receivable for Investment Securities Sold	768,482
Dividends and Interest Receivable	164,332
Prepaid Insurance Fee	81,279
Units Subscribed Receivable	30,000
Receivable from Unitholders	12,816
Total Assets	172,649,732

LIABILITIES:
Units Redeemed Payable	10,763,912
Payable for Investment Securities Purchased	1,597,412
Advisory and Sub-Advisory Fees Payable	179,148
Administration Fees Payable	65,169
Variation Margin Payable	3,758
Accrued Expenses	99,999
Total Liabilities	12,709,398
Net Assets	$159,940,334

NET ASSETS CONSIST OF:
Paid-in Capital	$150,840,022
Undistributed Net Investment Loss	(1,139,836)
Accumulated Net Realized Loss	(14,670,979)
Unrealized Appreciation on:
Investments	24,908,738
Futures Contracts	2,389
Net Assets	$159,940,334

Units Outstanding (unlimited units authorized)	9,819.68

Net Asset Value Per Unit	$16,287.73

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $2,133)	$496,244
Interest	320,618
Total Income	816,862

Expenses:
Advisory and Sub-Advisory Fees (Note B)	400,924
Directors' and Officers' Fees	180,744
Administration Fees (Note C)	144,394
Legal Fees	90,246
Insurance Fees	61,688
Transfer Agent Fees (Note C)	40,110
Audit Fees	34,594
Custodian Fees (Note F)	17,548
Printing Fees	17,047
Registration and Filing Fees	5,014
Miscellaneous Expenses	13,035
Total Expenses	1,005,344
Net Investment Loss	(188,482)

Net Realized Gain on:
Investments Sold	1,824,144
Futures Contracts	8,122
Net Realized Gain	1,832,266

Change in Unrealized Depreciation on:
Investments	(1,371,633)
Futures Contracts	(4,148)
Change in Unrealized Depreciation	(1,375,781)
Total Net Realized Gain and Change in Unrealized Depreciation	456,485
Net Increase in Net Assets Resulting from Operations	$268,003

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended
	September 30, 2010	For the Year Ended
	(Unaudited)	March 31, 2010
Increase (Decrease) in Net Assets
Operations:
Net Investment Loss	$(188,482)	$(68,045)
Net Realized Gain (Loss)	1,832,266	(126,984)
Change in Unrealized Appreciation (Depreciation)	(1,375,781)	49,420,520
Net Increase in Net Assets Resulting from Operations	268,003	49,225,491

Annual Cash Distributions Paid to Unitholders:
Investment Operations	(1,463,533)	(1,001,661)

Capital Transactions:(1)
Subscribed	405,000	1,976,000
Redeemed	(10,763,912)	(12,409,683)
Net Decrease in Net Assets from Capital Unit Transactions	(10,358,912)	(10,433,683)
Total Increase (Decrease) in Net Assets	(11,554,442)	37,790,147

Net Assets:
Beginning of Period	$171,494,776	$133,704,629
End of Period	$159,940,334	$171,494,776

Undistributed Net Investment Income (Loss) Included in End of Period Net Assets	$(1,139,836)	$512,179

(3) Capital Transactions:
Units Subscribed	26.73	125.52
Units Redeemed	(660.86)	(801.28)
Net Decrease from Capital Unit Transactions	(634.13)	(675.76)

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CASH FLOWS

For the Six Months Ended September 30, 2010 (Unaudited)
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$268,003
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash provided from Operating Activities:
Purchase of investment securities	(61,741,206)
Proceeds from disposition of investment securities	62,937,466
Proceeds from short-term investment securities, net	2,050,667
Decrease in receivable for investment securities sold	1,736,133
Decrease in dividends and interest receivable	58,267
Decrease in advance contribution to portfolio fund	2,000,000
Increase in prepaid insurance fee	(32,064)
Decrease in receivable from unitholders	14,020
Decrease in receivable from portfolio funds	3,416,830
Decrease in payable for investment securities purchased	(586,596)
Decrease in advisory and sub-advisory fees payable	(1,517)
Increase in administration fees payable	10,564
Net change in variation margin	1,548
Decrease in accrued expenses	(30,984)
Net accretion of discounts and premiums	42,062
Unrealized depreciation on securities	1,371,633
Net realized gain from investments	(1,824,144)
Net cash provided from operating activities	9,690,682

Cash Flows from Financing Activities:
Decrease in units subscribed receivable	425,000
Increase in units redeemed payable	8,491,272
Proceeds from units subscribed	405,000
Payment on units redeemed	(10,763,912)
Annual cash distributions paid to unitholders	(1,463,533)
Net cash used in financing activities	(2,906,173)
Net increase in cash	6,784,509

Cash:
Beginning balance	4,513,736
Ending balance	$11,298,245

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
FINANCIAL HIGHLIGHTS
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

	For the Six Months April 1, 2010 to Sept. 30, 2010 (Unaudited)		For the Year April 1, 2009 to March 31, 2010		For the Year April 1, 2008 to March 31, 2009	For the Year April 1, 2007 to March 31, 2008	For the Year April 1, 2006 to March 31, 2007	For the Period August 24, 2005 † to March 31, 2006

Net Asset Value, Beginning of Period	$16,405.00		$12,013.46		$16,864.35	$17,432.97	$15,984.27	$15,000.00

Income from Investment Operations:
Net Investment Income (Loss)	(18.01	)(a)	(6.28	)(a)	133.32 (a)	281.66 (a)	227.76 (a)	64.03
Net Realized and Unrealized Gain (Loss)	40.74		4,487.82		(4,684.21)	(850.28)	1,470.94	920.24
Total from Investment Operations	22.73		4,481.54		(4,550.89)	(568.62)	1,698.70	984.27
Less Annual Cash Distributions Paid to Unitholders from:
Investment Operations	(140.00)		(90.00)		(300.00)	—	(250.00)	—

Net Asset Value, End of Period	$16,287.73		$16,405.00		$12,013.46	$16,864.35	$17,432.97	$15,984.27

Total Return	0.14	%**	37.56%		(27.49)%	(3.26)%	10.65%	6.56	%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$159,940		$171,495		$133,705	$197,437	$187,631	$159,327
Average Net Assets throughout the Period (in Thousands)	$165,357		$157,273		$170,364	$202,648	$174,763	$150,238
Ratio of Expenses to Average Net Assets	1.21	%*	1.30%		1.17%	1.10%	1.20%	1.58	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.23	)%*	(0.04)%		0.91%	1.58%	1.38%	0.70	%*
Portfolio Turnover Rate	39	%**	25%		48%	63%	61%	51	%**

†	Commencement of investment operations.
(a)	The net investment income per unit data was determined by using average units outstanding throughout the period.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2010 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the “Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the Fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

Level 1 –	Quoted prices in active markets for identical assets
Level 2 –	Other significant observable inputs (including quoted prices for similar securities)
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent redemptions (i.e. semi-annual or annual) are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances; however, as of September 30, 2010, none of the Fund’s partnership or hedge fund investments had restricted redemptions or unfunded commitments.

The following table summarizes the inputs used to value the Fund’s investments as of September 30, 2010 carried at value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Investments
Common Stocks	$53,669,598	$—	$—	$53,669,598
Investment Companies	20,055,096	—	—	20,055,096
Partnership	—	27,057,000	1,239,000	28,296,000
Alternative Assets
Hedge Funds	—	17,185,000	26,617,000	43,802,000
Fixed Income Investments
Certificate of Deposit	—	50,136	—	50,136
Corporate Bonds	—	6,160,033	—	6,160,033
U.S. Government Agency and
Mortgage-Backed Securities	—	2,557,859	—	2,557,859
U.S. Treasury Securities	—	3,117,983	—	3,117,983
Other	—	691,825	—	691,825
Short-Term Investments	—	1,894,048	—	1,894,048
Other Financial Instruments*	2,389	—	—	2,389
Total	$73,727,083	$58,713,884	$27,856,000	$160,296,967

*	Other financial instruments include futures.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table includes a roll forward of the amounts classified within Level 3 for the six months ended September 30, 2010:

Investments in
Securities
Balance as of 3/31/10	$27,068,170
Realized loss	(62,629)
Unrealized gain	1,031,126
Sales	(180,667)
Balance as of 09/30/10	$27,856,000

For the six months ended September 30, 2010, the total change in unrealized gain included in the change in net assets on Level 3 securities still held at year end was $964,437. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

3. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Following are disclosures about the Fund’s derivative and hedging activities for the six months ended September 30, 2010:

Fair Value of Derivative Instruments for the six months ended September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815: Equity Index Futures Contracts

Asset Derivatives:
Statement of Assets and Liabilities Location:
Unrealized Appreciation: $2,389*

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended September 30, 2010
Derivatives not accounted for as hedging instruments under ASC 815: Equity Index Futures Contracts
    Statement of Operations Location:
    Net realized gain on Futures contracts and Change in net unrealized depreciation on Futures contracts
         Realized Gain on Derivatives Recognized in Income: $8,122
         Change in Unrealized Depreciation on Derivatives Recognized in Income: $(4,148)

4. Real Estate Investment Trusts:

At September 30, 2010, the Fund held common stock real estate investment trusts (“REITs”) that are included in the Russell 3000 Index. REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

5. Security Transactions and Investment Income:

Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend Income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

6. Expenses:

Operating expenses are allocated to the Fund daily on a pro rata basis.

7. Distributions:

Distributions to unitholders are recorded on the record date determined by the Board. The taxability of distributions is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

8. New Accounting Pronouncement:

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about the amounts and reasons for significant transfers in and out of Level 1 and 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlement in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. The Fund adopted ASU No. 2010-06. As of September 30, 2010, this did not result in an impact to the Fund’s financial statements.

B. Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

On August 11, 2010, the Advisory Agreement was continued for a one-year term, and the Fund pays the Advisor an advisory fee of an annual percentage of 0.375% of the Fund’s net assets determined as of the end of each quarter. The Sub-Advisory Agreements for Payden & Rygel and Pzena Investment Management, LLC (“Pzena”) were also continued for a one-year term. The Sub-Advisory Agreement with Geode Capital Management, LLC (“Geode”) was not continued because the Board had recently approved the Sub-Advisory Agreement.  The Fund will pay each Sub-Adviser an advisory fee computed as a percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena, which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) Geode, which is responsible for managing the Fund’s Russell 3000 Index strategy.

As compensation for its investment advisory services, the Fund pays Pzena a sub-advisory fee based on the average net assets managed by Pzena, payable monthly, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter. As compensation for its investment advisory services, the Fund pays Payden & Rygel a sub-advisory fee based on the average net assets managed by Payden & Rygel, payable monthly, at an annual rate of 0.15% for managing cash and equivalent assets, and 0.22% for managing fixed income assets on the first $50,000,000 and 0.15% per annum thereafter. As compensation for its investment advisory services, the Fund pays Geode a sub-advisory fee based on the average net assets managed by Geode, payable monthly, of 0.10% of the first $100,000,000, 0.08% of the next $150,000,000, and 0.064% per annum thereafter. There is a minimum per annum fee of $40,000.

The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.

C. Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. (‘‘JPMorgan’’) provides transfer agent, tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan a fee of $184,504 for the six months ended September 30, 2010.

D. Distributor: Limited Partnership Units of the Fund (‘‘Units’’) are distributed by Quasar Distributors, LLC (the ‘‘Distributor’’). Kiewit pays the Distributor for its services in connection with the offering of Units.

E. Investment Professional: LPL Financial, through its investment adviser representatives at Carson Wealth Management Group (the ‘‘Investment Professional’’), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications, among others, from the investor: (1) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund, and (2) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.

F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $17,548 for the six months ended September 30, 2010.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (Continued)

G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.

H. Purchases and Sales: During the six months ended September 30, 2010, the Fund’s cost of purchases and proceeds from sales totaled $57,411,330 and $60,169,773, respectively, of investment securities other than long-term U.S. Government securities. For the six months ended September 30, 2010, cost of purchases and proceeds from sales of long-term U.S. Government securities were $4,329,876 and $2,767,693 respectively.

At September 30, 2010, cost and unrealized appreciation for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$135,385,840	$31,224,460	$(6,315,722)	$24,908,738

I. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

J. Other: At September 30, 2010, the Fund had one Unitholder who controlled more than 10% of the outstanding Units. The aggregate percentage of Units held by this Unitholder was 48.8%.

K. Indemnification: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

L. Subsequent Event: Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

At an in-person meeting on August  11, 2010, the Board, with the assistance of Fund counsel, considered (1) the continuance of the Investment Advisory Agreement between Hall Capital Partners LLC (“Hall Capital” or “Adviser”) and the Fund (the “Advisory Agreement”) and (2) the continuance of the Sub-Investment Advisory Agreements among the Fund, Hall Capital and Payden & Rygel (“Payden”) and the Fund, Hall Capital and Pzena Investment Management, LLC (“Pzena”) (collectively, the “Sub-Advisers” and the “Sub-Advisory Agreements”).

The following discussion is not intended to be all-inclusive.  With respect to the Advisory Agreement and Sub-Advisory Agreements, the Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at meetings of the Board held during the course of the year.  There were several discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on August 11th.

In view of the broad scope and variety of the information reviewed, the Board did not find it practicable to make specific assessments of, quantify or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements.  The Board did not identify any particular information that was all-important or controlling.  The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors believed to be relevant although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In preparation for the August 11, 2010 meeting, the Board members discussed the contract renewal process for Hall Capital and the Sub-Advisers.  In addition, the Board appointed one Director to lead the process of requesting and gathering information from the Adviser and the Sub-Advisers and coordinating the overall process in connection with the renewal of the Advisory Agreement and the Sub-Advisory Agreements.  During the period leading up to the meeting, this Director held discussions with the Adviser and Sub-Advisers as deemed necessary and reported to the Board.  The Board received written information from the Adviser and the two Sub-Advisers prior to the meeting.  The Board also received a report prepared by Lipper Inc., an independent consultant, which consisted of detailed fee, expense and performance information for the Sub-Advisers and a comparison of the fees of the Fund to other unaffiliated funds selected by Lipper as similar to the Fund (the "Comparable Group").

At the August 11th in-person meeting, the Board evaluated, among other things, the information provided by Hall Capital and the two Sub-Advisers, as well as a discussion held with representatives of the Adviser and the two Sub-Advisers and answers to questions posed by the Board to these representatives.  In response to specific requests from the Directors, Hall Capital and the two Sub-Advisers furnished information concerning a variety of matters, including, (1) details concerning the nature, extent and quality of the services provided by Hall Capital and the Sub-Advisers; (2) the investment performance of the Fund as a whole and of the portions of the Fund’s assets advised by the Sub-Advisers; (3) the advisory fees, sub-advisory fees and total expenses of the Fund; (4) an assessment as to whether any economies of scale existed in connection with the operation of the Fund; and (5) information concerning costs of services provided to the Fund incurred by Hall Capital and the two Sub-Advisers, including any direct or indirect benefits (such as soft dollars) received by Hall Capital, the Sub-Advisers or their respective affiliates as a result of their relationship with the Fund.  In addition, the Board also evaluated the information contained in the report prepared by Lipper.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited) (Continued)

Below is a discussion of certain information evaluated by the Board as well as the Board’s conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for approval.

Nature, Extent and Quality of Services Provided by Hall Capital and the Sub-Advisers

Hall Capital

The Board reviewed the nature, quality and extent of services provided by Hall Capital to the Fund.  In making its evaluation with respect to the Advisory Agreement, the Board considered that, subject to the supervision and approval of the Board, Hall Capital is responsible for developing, implementing and supervising the Fund’s investment program including managing the portion of the Fund’s assets invested in portfolio investment funds and recommending sub-advisers to manage the Fund’s assets.  In addition to investment advisory services, the Board evaluated compliance, reporting and other services performed by the Adviser in managing the Fund.  The Board concluded that it was satisfied with the services provided by Hall Capital under the Advisory Agreement and that there was a reasonable basis on which to conclude that Hall Capital, given its substantial investment management experience, would continue to provide high quality investment advisory services to the Fund.

Sub-Advisers

The Board reviewed the nature, quality and extent of services provided by each Sub-Adviser.  In making its evaluation with respect to the Sub-Advisory Agreements, the Board considered that under the Sub-Advisory Agreements, the respective Sub-Adviser is responsible for managing a portion of the Fund’s assets, including the purchase, retention and disposition of the investments, securities and cash contained in its portion of the portfolio, in accordance with the Fund’s investment objective and strategies as stated in its Prospectus and Statement of Additional Information.  In connection with these responsibilities and duties, the Board considered the fact that the Sub-Advisers are each responsible for (1) providing investment research and supervision of the Fund’s investments and conducting a continuous program of investment evaluation; (2) furnishing Hall Capital or the Fund with statistical information with respect to its investments as requested; (3) apprising the Fund of any important material developments and furnishing the Fund with such information as it believes is appropriate for this purpose; and (4) implementing all purchases and sales of investments for the portion of Fund assets it advises in a manner consistent with its policies.

Taking into account the Adviser’s evaluation and recommendation of the continuation of each Sub-Advisory Agreement, the Board concluded that it was satisfied with the services provided by each of the Sub-Advisers under its Sub-Advisory Agreement and concluded that there was a reasonable basis on which to conclude that the Sub-Advisers would continue to provide satisfactory investment sub-advisory services to the Fund.

Investment Performance

One element of the nature and quality of services is investment performance.  The Board reviewed the Adviser’s performance in light of the Fund’s overall performance compared to its benchmark for the one year period ended March 31, 2010, as well as performance information from the Fund’s inception (on August 25, 2005) through the quarter ended June 30, 2010.  The Board noted that the Fund outperformed its benchmark for the one year period ended March 31, 2010, and performed in line with its benchmark since inception.  In reviewing the performance of the Fund, the Board also considered the Fund’s operating history, the size of the Fund, and the fact that it is designed to serve as a long-term investment vehicle for current and former employees of Peter Kiewit Sons’, Inc. and its affiliated companies and members of their immediate families.  In addition, the Board noted that it regularly reviews the Fund’s performance at quarterly meetings.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

The Board also evaluated information contained in a report prepared by Lipper that consisted of detailed performance information that compared its performance and the performance of the portion of the Fund’s assets managed by each Sub-Adviser with the Comparable Group.  In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Comparable Group and to prepare this information.

When measured against the Comparable Group, the Board noted that Payden’s performance for the cash portion outperformed its benchmark for both the one year period ended March 31, 2010, and since inception on October 1, 2005, and that Payden’s performance for the Fund’s fixed income assets out-performed its benchmark for the one year period ended March 31, 2010, and underperformed since inception on October 1, 2005.  Pzena’s performance for the Fund’s active U.S. equity strategy outperformed its benchmark for both the one year period ended March 31, 2010 and since inception on October 1, 2005.

The Board reviewed the performance of the Fund and each Sub-Adviser separately.  Based on its review, the Board concluded that the recent and historical performance of the Fund and the portions managed by each sub-adviser was satisfactory.

Advisory Fees, Sub-Advisory Fees and Total Expenses

The Board considered the advisory fee paid by the Fund to Hall Capital as well as the sub-advisory fees paid by the Fund to each Sub-Adviser.  To assist the Board in its evaluation, the Board reviewed information provided by Lipper that included fee information for the Adviser and Sub-Advisers, including contractual management fees and total Fund operating expenses, and compared it against the Comparable Group.  The Board also evaluated information it received from the Adviser and the two Sub-Advisers regarding similar accounts they manage for other clients and the fees charged to those accounts.  The Board reviewed the Fund’s expense structure in light of the complexity of the Fund and its operations and recognized that neither the Adviser nor the two Sub-Advisers were directly responsible for expenses other than their advisory fees, which made the comparative information less useful than for a fund that employs a single adviser and that does not invest in alternative asset classes.

When measured against the Comparable Group, the Board noted that Payden’s contractual fee rate for managing the cash portion was above the average, and that Payden’s contractual fee rate for managing the Fund’s fixed income assets was slightly below the average and that Pzena’s contractual fee rate for managing the Fund’s active U.S. equity investments was above the average.  For Hall Capital, the Board recognized the limitations of the peer comparisons, and considered its contractual fee to be reasonable separately and to be below average when aggregate fund management fees and related expenses were compared to those of comparable funds.

Based on this review, the Board concluded that the investment advisory fee rates and expense levels and the historical performance of the Fund, as compared to the investment advisory fee rates and expense levels and performance of the funds in the Comparable Group, were satisfactory for the purposes of approving the Advisory Agreement and the Sub-Advisory Agreements.

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY CONTRACTS (Unaudited)

Costs of Services Provided and Profitability

The Board requested and received certain information with respect to the costs of services provided by Hall Capital and the Sub-Advisers and members of the Board discussed with the Adviser and Sub-Advisers the potential for profit or loss in providing such services.

The Board also reviewed information provided by Hall Capital and the two Sub-Advisers with respect to any indirect benefits received as a result of their relationship with the Fund.  The Board considered each firm’s brokerage policies, including any benefits received from soft dollar arrangements.  The Board also considered that Hall Capital and the Sub-Advisers may receive intangible benefits such as enhanced name recognition.

The Board concluded that the benefits derived by Hall Capital and the Sub-Advisers were reasonable and consistent with the types of benefits generally derived by an adviser and/or a sub-adviser to a closed-end management investment company.

Economies of Scale

The Board considered whether the Fund has benefited from economies of scale and whether there is potential for future realization of economies of scale.  The Board also considered the limitations on the ability of the Fund’s units to be distributed beyond the universe of the eligible investors permitted by its status as an employees’ securities company and the effect that would have on raising the Fund’s asset level.  The Board concluded that the advisory fee structure at the Adviser level with respect to the Advisory Agreement and at the Sub-Adviser level with respect to the Sub-Advisory Agreements was reasonable and that no changes were currently necessary to reflect economies of scale.

Conclusions

At the August 11, 2010 meeting, the Board having requested and received such information from Hall Capital and the Sub-Advisers as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and the Sub-Advisory Agreements,  unanimously approved (1) the continuance of the Advisory Agreement for a one year period and (2) the continuance of the Sub-Advisory Agreements for a one year period and further unanimously approved the fee rate  payable to Hall Capital and the fee rate payable to each Sub-Adviser as set forth in the Advisory Agreement and the Sub-Advisory Agreements, respectively.

KIEWIT INVESTMENT FUND LLLP
ADDITIONAL TAX INFORMATION AS OF SEPTEMBER 30, 2010 (Unaudited)

The amounts below represent an estimate of taxable income PER FUND UNIT for the nine months ended September 30, 2010, and is being provided to assist you with tax planning for the 2010 tax year.  None of this information has been audited.  This information is very preliminary, and the amounts reported on your Final 2010 Schedule K-1 may vary significantly.

To determine your estimated taxable income and gain/(loss), multiply the number of units you own by the amounts indicated.

Estimated Taxable Income:
Interest Income	$106
Ordinary Dividends *	129
Ordinary Income	63
Net Short-Term Capital Gain	28
Net Long-Term Capital Gain	212
Net Section 1256 Gain	13
Other Deductions	(254)

* Includes Qualified Dividends of $66

This estimate of taxable income is based on the best information available to the Fund as of September 30, 2010, and is not annualized.  A portion of the Fund's assets as of September 30, 2010 were invested in partnerships, which provided information to the Fund for purposes of this estimate. That information, some of which was for periods prior to September 30, 2010, is unaudited and preliminary. Further, it has not been verified by the Fund or its agents, therefore the Fund does not assume responsibility for its accuracy.

Directors	Custodian
Philip J. Ruden, Chairman of the Board	JPMorgan Chase Bank, N.A.
Robert D. Bates	270 Park Avenue
Richard L. Jarvis	New York, New York 10017
Kenneth E. Stinson
Legal Counsel
Executive Officers	Willkie Farr & Gallagher LLP
Eric Olson, President and Chief Executive Officer	787 Seventh Avenue
Denise A. Meredith, Treasurer and Chief Financial Officer	New York, New York 10019-6099
Robert L. Giles, Jr, Chief Compliance Officer
Independent Registered Public Accounting Firm
Investment Adviser	KPMG LLP
Hall Capital Partners LLC	Two Financial Center
One Maritime Plaza, 5th Floor	Boston, Massachusetts 02110
San Francisco, California 94111
Distributor
Administrator and Transfer Agent	Quasar Distributors, LLC
J.P. Morgan Investor Services Co.	615 East Michigan Street
1 Beacon Street	Milwaukee, Wisconsin 53202
Boston, Massachusetts 02108

Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund’s Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (’’SEC’’) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the SEC’s Website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) Information regarding how the Fund voted any proxies related to portfolio securities from inception through June 30, 2010, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC’s Website (http://www.sec.gov).

This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail the Fund’s investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:

P.O. Box 5354, Cincinnati, OH 45201-5354, Phone: (800) 443-4306 E-mail: KIF_info@jpmorgan.com
Worldwide web: kiewitinvestmentfund.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of  Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

(a)	Schedule I –

Investments in Securities of Unaffiliated Issuers.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)
	Shares	Fair Value
EQUITY INVESTMENTS (63.8%)
Common Stocks (Active & Passive Domestic Equities) (33.6%)
Consumer Discretionary — 3.7%
99 Cents Only Stores*	175	$3,304
Aaron Rents, Inc.	228	4,207
Abercrombie & Fitch Co., Class A	279	10,970
Advance Auto Parts, Inc.	263	15,433
Aeropostale, Inc.*	300	6,975
AFC Enterprises, Inc.*	100	1,240
Amazon.com, Inc.*	1,096	172,138
Ambassadors Group, Inc.	100	1,134
American Axle & Manufacturing Holdings, Inc.*	158	1,425
American Eagle Outfitters, Inc.	566	8,467
American Greetings Corp., Class A	119	2,212
American Public Education, Inc.*	45	1,479
America's Car-Mart, Inc.*	50	1,259
Amerigon, Inc.*	123	1,267
Ameristar Casinos, Inc.	100	1,745
AnnTaylor Stores Corp.*	200	4,048
Apollo Group, Inc., Class A*	417	21,413
Arbitron, Inc.	100	2,797
Asbury Automotive Group, Inc.*	89	1,252
Ascent Media Corp., Class A*	55	1,469
Audiovox Corp., Class A*	100	684
Autoliv, Inc.	260	16,986
AutoNation, Inc.*	235	5,464
AutoZone, Inc.*	82	18,771
Bally Technologies, Inc.*	162	5,662
Barnes & Noble, Inc.	100	1,621
Beazer Homes USA, Inc.*	252	1,041
bebe stores, inc.	100	721
Bed Bath & Beyond, Inc.*	823	35,726
Belo Corp., Class A*	266	1,649
Best Buy Co., Inc.	1,068	43,606
Big 5 Sporting Goods Corp.	100	1,342
Big Lots, Inc.*	265	8,811
Biglari Holdings, Inc.*	5	1,643
BJ's Restaurants, Inc.*	36	1,014
Blue Nile, Inc.*	40	1,780
Bluegreen Corp.*	100	279
Blyth, Inc.	25	1,031
Bob Evans Farms, Inc.	100	2,807
BorgWarner, Inc.*	352	18,522
Boyd Gaming Corp.*	164	1,189
Bridgepoint Education, Inc.*	52	804
Brinker International, Inc.	323	6,092
Brown Shoe Co., Inc.	115	1,319
Brunswick Corp.	272	4,140
Buckle, Inc./The	82	2,176
Buffalo Wild Wings, Inc.*	54	2,586
Build-A-Bear Workshop, Inc.*	100	605
Burger King Holdings, Inc.	252	6,018
Cabela's, Inc.*	120	2,278
Cablevision Systems Corp., Class A	746	19,538
California Pizza Kitchen, Inc.*	50	853
Callaway Golf Co.	145	1,015
Capella Education Co.*	44	3,415
Career Education Corp.*	222	4,766
CarMax, Inc.*	700	19,502
Carnival Corp.	1,373	52,462
Carter's, Inc.*	162	4,265
Cato Corp./The, Class A	100	2,676
Cavco Industries, Inc.*	35	1,257
CBS Corp., Class B	2,070	32,830
CEC Entertainment, Inc.*	68	2,334
Central European Media Enterprises Ltd., Class A*	98	2,445
Charming Shoppes, Inc.*	400	1,408
Cheesecake Factory, Inc./The*	200	5,294
Cherokee, Inc.	66	1,204
Chico's FAS, Inc.	552	5,807
Children's Place Retail Stores, Inc./The*	105	5,121
Chipotle Mexican Grill, Inc.*	101	17,372
Choice Hotels International, Inc.	100	3,646
Christopher & Banks Corp.	100	791
Churchill Downs, Inc.	32	1,143
Cinemark Holdings, Inc.	240	3,864
Citi Trends, Inc.*	36	872
CKX, Inc.*	100	490
Clear Channel Outdoor Holdings, Inc., Class A*	106	1,212
Coach, Inc.	943	40,511
Coinstar, Inc.*	100	4,299
Coldwater Creek, Inc.*	168	885
Collective Brands, Inc.*	200	3,228
Columbia Sportswear Co.	35	2,045
Comcast Corp., Class A	8,717	157,603
Cooper Tire & Rubber Co.	169	3,317
Core-Mark Holding Co., Inc.*	41	1,269
Corinthian Colleges, Inc.*	232	1,629
Cracker Barrel Old Country Store, Inc.	73	3,705
CROCS, Inc.*	249	3,239
CSS Industries, Inc.	60	1,037
Dana Holding Corp.*	434	5,347
Darden Restaurants, Inc.	444	18,994
Deckers Outdoor Corp.*	126	6,295
Denny's Corp.*	300	933
DeVry, Inc.	203	9,990
Dex One Corp.*	151	1,854
Dick's Sporting Goods, Inc.*	255	7,150
Dillard's, Inc., Class A	152	3,593
DineEquity, Inc.*	54	2,429
DIRECTV, Class A*	2,766	115,149
Discovery Communications, Inc., Class A*	883	38,455
DISH Network Corp., Class A	640	12,262
Dollar General Corp.*	219	6,406
Dollar Tree, Inc.*	373	18,187
Domino's Pizza, Inc.*	100	1,322
Dorman Products, Inc.*	62	1,911
DR Horton, Inc.	900	10,008
DreamWorks Animation SKG, Inc., Class A*	236	7,531
Dress Barn, Inc./The*	195	4,631
Drew Industries, Inc.*	41	855
Drugstore.Com, Inc.*	323	620
DSW, Inc., Class A*	20	574
E. W. Scripps Co./The, Class A*	133	1,048
Eastman Kodak Co.*	825	3,465
Education Management Corp.*	78	1,145
Ethan Allen Interiors, Inc.	100	1,746
Exide Technologies*	206	987
Expedia, Inc.	600	16,926
Family Dollar Stores, Inc.	404	17,841
Federal-Mogul Corp.*	80	1,513
Finish Line, Inc./The, Class A	133	1,850
Foot Locker, Inc.	482	7,003
Ford Motor Co.*	10,383	127,088
Fortune Brands, Inc.	7,935	390,640
Fossil, Inc.*	151	8,122
Fred's, Inc., Class A	100	1,180
Fuel Systems Solutions, Inc.*	40	1,564
Furniture Brands International, Inc.*	177	952
GameStop Corp., Class A*	501	9,875
Gannett Co., Inc.	738	9,026
Gap, Inc./The	1,420	26,469
Garmin Ltd.	351	10,653
Gaylord Entertainment Co.*	66	2,013
Genesco, Inc.*	57	1,703
Gentex Corp.	428	8,350
Genuine Parts Co.	500	22,295
G-III Apparel Group Ltd.*	44	1,381
Goodyear Tire & Rubber Co./The*	800	8,600
Grand Canyon Education, Inc.*	126	2,763
Group 1 Automotive, Inc.*	62	1,853
Guess?, Inc.	186	7,557
Gymboree Corp.*	100	4,154
H&R Block, Inc.	945	12,238
Hanesbrands, Inc.*	288	7,448
Harley-Davidson, Inc.	743	21,131
Harman International Industries, Inc.*	225	7,517
Harte-Hanks, Inc.	103	1,202
Hasbro, Inc.	400	17,804
Haverty Furniture Cos., Inc.	73	796
Helen of Troy Ltd.*	100	2,529
hhgregg, Inc.*	46	1,139
Hibbett Sports, Inc.*	79	1,971
Hillenbrand, Inc.	208	4,474
Historic TW, Inc.	3,495	107,122
Home Depot, Inc.	5,275	167,112
HOT Topic, Inc.	200	1,198
Hovnanian Enterprises, Inc., Class A*	265	1,041
HSN, Inc.*	140	4,186
Hyatt Hotels Corp., Class A*	140	5,235
Iconix Brand Group, Inc.*	213	3,728
International Game Technology	962	13,901
International Speedway Corp., Class A	100	2,440
Interpublic Group of Cos., Inc./The*	1,520	15,246
Interval Leisure Group, Inc.*	140	1,886
iRobot Corp.*	82	1,523
Isle of Capri Casinos, Inc.*	100	716
ITT Educational Services, Inc.*	108	7,589
J. Crew Group, Inc.*	156	5,245
J.C. Penney Co., Inc.	19,995	543,464
Jack in the Box, Inc.*	183	3,924
Jakks Pacific, Inc.*	100	1,764
Jarden Corp.	264	8,218
Jo-Ann Stores, Inc.*	71	3,163
John Wiley & Sons, Inc., Class A	134	5,475
Johnson Controls, Inc.	2,132	65,026
Jones Apparel Group, Inc.	262	5,146
JoS. A. Bank Clothiers, Inc.*	81	3,451
Journal Communications, Inc., Class A*	130	586
K12, Inc.*	62	1,800
KB Home	226	2,561
Kirkland's, Inc.*	55	762
Knology, Inc.*	90	1,209
Kohl's Corp.*	936	49,308
Krispy Kreme Doughnuts, Inc.*	200	916
K-Swiss, Inc., Class A*	100	1,275
Lamar Advertising Co., Class A*	165	5,250
Landry's Restaurants, Inc.*	20	490
Las Vegas Sands Corp.*	995	34,676
La-Z-Boy, Inc.*	200	1,688
Leapfrog Enterprises, Inc.*	100	548
Lear Corp.*	158	12,471
Leggett & Platt, Inc.	456	10,379
Lennar Corp., Class A	500	7,690
Liberty Global, Inc., Class A*	773	23,816
Liberty Media Corp. - Capital, Series A*	261	13,588
Liberty Media Corp. - Interactive, Class A*	1,859	25,487
Liberty Media Corp. - Starz, Series A*	128	8,305
Life Time Fitness, Inc.*	121	4,776
Limited Brands, Inc.	840	22,495
LIN TV Corp., Class A*	60	266
Lincoln Educational Services Corp.*	48	692
Lions Gate Entertainment Corp.*	269	1,977
Live Nation Entertainment, Inc.*	480	4,742
Liz Claiborne, Inc.*	282	1,715
LKQ Corp.*	432	8,986
Lowe's Cos., Inc.	4,517	100,684
Lumber Liquidators Holdings, Inc.*	45	1,106
M/I Homes, Inc.*	82	850
Macy's, Inc.	1,339	30,918
Madison Square Garden, Inc., Class A*	191	4,026
Maidenform Brands, Inc.*	55	1,587
Marcus Corp.	100	1,185
Marriott International, Inc., Class A	841	30,133
Martha Stewart Living Omnimedia, Class A*	222	1,052
Mattel, Inc.	1,147	26,909
Matthews International Corp., Class A	100	3,536
McClatchy Co./The, Class A*	426	1,674
McDonald's Corp.	3,365	250,726
McGraw-Hill Cos., Inc./The	937	30,977
MDC Holdings, Inc.	136	3,948
Media General, Inc., Class A*	175	1,568
Mediacom Communications Corp., Class A*	200	1,322
Men's Wearhouse, Inc./The	153	3,640
Meredith Corp.	100	3,331
Meritage Homes Corp.*	128	2,511
MGM Resorts International*	836	9,430
Midas, Inc.*	100	761
Modine Manufacturing Co.*	125	1,621
Mohawk Industries, Inc.*	183	9,754
Monro Muffler Brake, Inc.	48	2,213
Morningstar, Inc.*	60	2,674
Movado Group, Inc.*	100	1,088
Multimedia Games, Inc.*	100	370
National CineMedia, Inc.	119	2,130
National Presto Industries, Inc.	13	1,384
NetFlix, Inc.*	127	20,594
New York Times Co./The, Class A*	488	3,777
Newell Rubbermaid, Inc.	782	13,927
News Corp., Class A	7,127	93,079
NIKE, Inc., Class B	1,115	89,356
Nordstrom, Inc.	521	19,381
NutriSystem, Inc.	100	1,924
NVR, Inc.*	19	12,303
O'Charleys, Inc.*	100	719
Office Depot, Inc.*	861	3,961
OfficeMax, Inc.*	224	2,932
Omnicom Group, Inc.	13,914	549,325
Orbitz Worldwide, Inc.*	44	277
O'Reilly Automotive, Inc.*	438	23,302
Orient-Express Hotels Ltd., Class A*	308	3,434
Overstock.com, Inc.*	62	975
Oxford Industries, Inc.	56	1,332
P.F. Chang's China Bistro, Inc.	73	3,373
Pacific Sunwear of California, Inc.*	218	1,140
Panera Bread Co., Class A*	85	7,532
Papa John's International, Inc.*	56	1,477
Peet's Coffee & Tea, Inc.*	31	1,061
Penn National Gaming, Inc.*	200	5,922
Penske Automotive Group, Inc.*	117	1,544
PEP Boys-Manny Moe & Jack	200	2,116
Perry Ellis International, Inc.*	50	1,093
PetMed Express, Inc.	56	980
PetSmart, Inc.	340	11,900
Phillips-Van Heusen Corp.	163	9,806
Pier 1 Imports, Inc.*	400	3,276
Pinnacle Entertainment, Inc.*	166	1,851
Polaris Industries, Inc.	100	6,510
Polo Ralph Lauren Corp.	176	15,815
Pool Corp.	145	2,910
Pre-Paid Legal Services, Inc.*	32	2,000
priceline.com, Inc.*	146	50,858
PRIMEDIA, Inc.	83	315
Pulte Group, Inc.*	1,040	9,110
Quiksilver, Inc.*	357	1,396
RadioShack Corp.	399	8,511
RC2 Corp.*	76	1,592
Red Robin Gourmet Burgers, Inc.*	49	961
Regal Entertainment Group, Class A	271	3,556
Regis Corp.	200	3,826
Rent-A-Center, Inc.	200	4,476
Rentrak Corp.*	57	1,440
Retail Ventures, Inc.*	88	947
Ross Stores, Inc.	366	19,991
Royal Caribbean Cruises Ltd.*	400	12,612
Ruby Tuesday, Inc.*	183	2,172
Rue21, Inc.*	35	903
Ryland Group, Inc.	122	2,186
Saks, Inc.*	348	2,993
Sally Beauty Holdings, Inc.*	300	3,360
Scholastic Corp.	55	1,530
Scientific Games Corp., Class A*	206	1,998
Scripps Networks Interactive, Inc., Class A	272	12,942
Sears Holdings Corp.*	134	9,667
Select Comfort Corp.*	183	1,241
Service Corp. International	837	7,215
Shoe Carnival, Inc.*	51	1,031
Shuffle Master, Inc.*	240	2,018
Shutterfly, Inc.*	57	1,481
Signet Jewelers Ltd.*	263	8,348
Sinclair Broadcast Group, Inc., Class A*	200	1,404
Sirius XM Radio, Inc.*	11,847	14,216
Skechers U.S.A., Inc., Class A*	100	2,349
Skyline Corp.	67	1,357
Smith & Wesson Holding Corp.*	298	1,061
Sonic Automotive, Inc., Class A*	80	786
Sonic Corp.*	200	1,616
Sotheby's	200	7,364
Spartan Motors, Inc.	225	1,044
Speedway Motorsports, Inc.	19	298
Stage Stores, Inc.	150	1,950
Standard Motor Products, Inc.	116	1,221
Standard Pacific Corp.*	260	1,032
Stanley Black & Decker, Inc.	501	30,701
Staples, Inc.	2,270	47,488
Starbucks Corp.	2,348	60,062
Starwood Hotels & Resorts Worldwide, Inc.	581	30,532
Stein Mart, Inc.*	129	1,139
Steiner Leisure Ltd.*	30	1,143
Steven Madden Ltd.*	75	3,080
Stewart Enterprises, Inc., Class A	191	1,029
Strayer Education, Inc.	44	7,678
Sturm Ruger & Co., Inc.	95	1,296
Superior Industries International, Inc.	100	1,728
SuperMedia, Inc.*	71	750
Systemax, Inc.	52	639
Talbots, Inc.*	262	3,432
Target Corp.	2,274	121,523
Tempur-Pedic International, Inc.*	232	7,192
Tenneco, Inc.*	191	5,533
Tesla Motors, Inc.*	73	1,479
Texas Roadhouse, Inc.*	200	2,812
Thomson Reuters Corp.	1,160	43,535
Thor Industries, Inc.	100	3,340
Tiffany & Co.	400	18,796
Timberland Co./The, Class A*	127	2,516
Time Warner Cable, Inc.	1,111	59,983
TJX Cos., Inc./The	1,258	56,145
Toll Brothers, Inc.*	460	8,749
Tractor Supply Co.	240	9,518
True Religion Apparel, Inc.*	100	2,134
TRW Automotive Holdings Corp.*	238	9,891
Tuesday Morning Corp.*	177	844
Tupperware Brands Corp.	200	9,152
Ulta Salon Cosmetics & Fragrance, Inc.*	83	2,424
Under Armour, Inc., Class A*	100	4,504
Universal Electronics, Inc.*	53	1,105
Universal Technical Institute, Inc.	47	919
Urban Outfitters, Inc.*	400	12,576
V.F. Corp.	278	22,524
Vail Resorts, Inc.*	128	4,803
Valassis Communications, Inc.*	152	5,151
Viacom, Inc., Class B	1,928	69,774
Virgin Media, Inc.	1,011	23,273
Vitamin Shoppe, Inc.*	53	1,455
Volcom, Inc.*	60	1,147
Walt Disney Co./The	6,116	202,501
Warnaco Group, Inc./The*	144	7,363
Warner Music Group Corp.*	167	752
Washington Post Co./The, Class B	19	7,589
Weight Watchers International, Inc.	105	3,275
Wendy's/Arby's Group, Inc., Class A	709	3,212
Wet Seal, Inc./The, Class A*	244	827
Weyco Group, Inc.	52	1,259
Whirlpool Corp.	235	19,026
Williams-Sonoma, Inc.	297	9,415
Winnebago Industries, Inc.*	81	844
WMS Industries, Inc.*	194	7,386
Wolverine World Wide, Inc.	152	4,410
World Wrestling Entertainment, Inc., Class A	71	988
Wyndham Worldwide Corp.	554	15,218
Wynn Resorts Ltd.	237	20,565
Yum! Brands, Inc.	1,467	67,570
Zumiez, Inc.*	56	1,185
		5,902,975

Consumer Staples — 2.5%
Alberto-Culver Co.	254	9,563
Alliance One International, Inc.*	300	1,245
Altria Group, Inc.	6,444	154,785
Andersons, Inc./The	46	1,743
Archer-Daniels-Midland Co.	2,017	64,383
Avon Products, Inc.	3,473	111,518
B&G Foods, Inc.	117	1,278
BJ’s Wholesale Club, Inc.*	167	6,930
Boston Beer Co., Inc., Class A*	24	1,605
Brown-Forman Corp., Class B	321	19,786
Bunge Ltd.	456	26,977
Cal-Maine Foods, Inc.	37	1,072
Campbell Soup Co.	569	20,342
Casey’s General Stores, Inc.	153	6,388
Central European Distribution Corp.*	196	4,375
Central Garden and Pet Co., Class A*	200	2,072
Chiquita Brands International, Inc.*	176	2,330
Church & Dwight Co., Inc.	201	13,053
Clorox Co.	417	27,839
Coca-Cola Bottling Co. Consolidated	21	1,112
Coca-Cola Co./The	6,592	385,764
Coca-Cola Enterprises, Inc.	980	30,380
Colgate-Palmolive Co.	1,519	116,750
ConAgra Foods, Inc.	1,352	29,663
Constellation Brands, Inc., Class A*	609	10,773
Corn Products International, Inc.	237	8,887
Costco Wholesale Corp.	1,373	88,545
CVS Caremark Corp.	4,256	133,936
Darling International, Inc.*	300	2,556
Dean Foods Co.*	575	5,871
Del Monte Foods Co.	617	8,089
Diamond Foods, Inc.	65	2,664
Dole Food Co., Inc.*	104	952
Dr Pepper Snapple Group, Inc.	749	26,604
Elizabeth Arden, Inc.*	100	1,999
Energizer Holdings, Inc.*	212	14,253
Estee Lauder Cos., Inc./The, Class A	349	22,067
Flowers Foods, Inc.	248	6,160
Fresh Del Monte Produce, Inc.*	100	2,170
General Mills, Inc.	2,047	74,797
Great Atlantic & Pacific Tea Co.*	145	574
Green Mountain Coffee Roasters, Inc.*	327	10,199
H.J. Heinz Co.	1,000	47,370
Hain Celestial Group, Inc./The*	100	2,398
Hansen Natural Corp.*	228	10,629
Heckmann Corp.*	205	799
Herbalife Ltd.	182	10,984
Hershey Co./The	462	21,987
Hormel Foods Corp.	229	10,213
Imperial Sugar Co.	74	968
Ingles Markets, Inc., Class A	79	1,312
Inter Parfums, Inc.	81	1,425
J&J Snack Foods Corp.	38	1,593
J.M. Smucker Co./The	380	23,001
Kellogg Co.	800	40,408
Kimberly-Clark Corp.	1,276	83,004
Kraft Foods, Inc., Class A	5,005	154,454
Kroger Co./The	1,969	42,649
Lancaster Colony Corp.	64	3,040
Lance, Inc.	100	2,130
Lorillard, Inc.	468	37,585
McCormick & Co., Inc.	400	16,816
Mead Johnson Nutrition Co.	619	35,227
Medifast, Inc.*	46	1,248
Molson Coors Brewing Co., Class B	400	18,888
Nash Finch Co.	26	1,106
NBTY, Inc.*	174	9,567
Nu Skin Enterprises, Inc., Class A	156	4,493
Pantry, Inc./The*	100	2,411
PepsiCo, Inc.	5,048	335,389
Philip Morris International, Inc.	5,786	324,132
Pilgrim’s Pride Corp.*	267	1,501
Prestige Brands Holdings, Inc.*	100	989
Pricesmart, Inc.	52	1,515
Procter & Gamble Co./The	8,971	537,991
Ralcorp Holdings, Inc.*	177	10,351
Revlon, Inc., Class A*	80	1,010
Reynolds American, Inc.	497	29,517
Rite Aid Corp.*	1,605	1,514
Ruddick Corp.	128	4,439
Safeway, Inc.	1,136	24,038
Sanderson Farms, Inc.	61	2,641
Sara Lee Corp.	2,032	27,290
Seneca Foods Corp., Class A*	42	1,100
Smart Balance, Inc.*	300	1,164
Smithfield Foods, Inc.*	422	7,102
Spartan Stores, Inc.	100	1,450
Spectrum Brands Holdings, Inc.*	68	1,848
Star Scientific, Inc.*	417	876
SUPERVALU, Inc.	673	7,760
Synutra International, Inc.*	53	612
SYSCO Corp.	1,813	51,707
Tootsie Roll Industries, Inc.	70	1,742
TreeHouse Foods, Inc.*	100	4,610
Tyson Foods, Inc., Class A	859	13,761
United Natural Foods, Inc.*	131	4,341
Universal Corp.	72	2,886
USANA Health Sciences, Inc.*	38	1,534
Vector Group Ltd.	132	2,474
Village Super Market, Inc., Class A	43	1,201
Walgreen Co.	3,073	102,945
Wal-Mart Stores, Inc.	6,371	340,976
WD-40 Co.	29	1,103
Weis Markets, Inc.	34	1,330
Whole Foods Market, Inc.*	432	16,032
Winn-Dixie Stores, Inc.*	194	1,383
		3,920,008
Energy — 3.5%
Allis-Chalmers Energy, Inc.*	307	1,280
Alpha Natural Resources, Inc.*	391	16,090
American Oil & Gas, Inc.*	282	2,284
Anadarko Petroleum Corp.	1,543	88,028
Apache Corp.	3,845	375,887
Apco Oil and Gas International, Inc.	47	1,627
Arch Coal, Inc.	500	13,355
Atlas Energy, Inc.*	273	7,819
ATP Oil & Gas Corp.*	100	1,365
Atwood Oceanics, Inc.*	166	5,055
Baker Hughes, Inc.	1,352	57,595
Basic Energy Services, Inc.*	100	852
Berry Petroleum Co., Class A	167	5,299
Bill Barrett Corp.*	120	4,320
BP plc ADR	9,400	386,998
BPZ Resources, Inc.*	254	973
Brigham Exploration Co.*	410	7,688
Bristow Group, Inc.*	100	3,608
Cabot Oil & Gas Corp.	332	9,997
Cal Dive International, Inc.*	161	881
Cameron International Corp.*	768	32,993
CARBO Ceramics, Inc.	60	4,860
Carrizo Oil & Gas, Inc.*	100	2,394
Chesapeake Energy Corp.	1,990	45,073
Chevron Corp.	6,259	507,292
Cimarex Energy Co.	267	17,670
Clayton Williams Energy, Inc.*	32	1,619
Clean Energy Fuels Corp.*	107	1,520
Cloud Peak Energy, Inc.*	73	1,332
Cobalt International Energy, Inc.*	217	2,072
Complete Production Services, Inc.*	308	6,299
Comstock Resources, Inc.*	142	3,194
Concho Resources, Inc.*	294	19,454
ConocoPhillips	4,629	265,843
Consol Energy, Inc.	724	26,759
Contango Oil & Gas Co.*	32	1,605
Continental Resources, Inc.*	100	4,636
Core Laboratories N.V.	136	11,973
Crosstex Energy, Inc.*	133	1,051
CVR Energy, Inc.*	134	1,105
Dawson Geophysical Co.*	40	1,066
Delta Petroleum Corp.*	754	593
Denbury Resources, Inc.*	1,253	19,910
Devon Energy Corp.	1,370	88,694
Diamond Offshore Drilling, Inc.	217	14,706
Dresser-Rand Group, Inc.*	243	8,964
Dril-Quip, Inc.*	100	6,211
El Paso Corp.	2,220	27,484
Energy Partners Ltd.*	151	1,814
Energy XXI Bermuda Ltd.*	136	3,143
EOG Resources, Inc.	787	73,167
EQT Corp.	460	16,588
EXCO Resources, Inc.	463	6,885
Exterran Holdings, Inc.*	189	4,292
Exxon Mobil Corp.	26,222	1,620,257
FMC Technologies, Inc.*	365	24,926
Forest Oil Corp.*	349	10,365
Frontier Oil Corp.	315	4,221
Frontline Ltd.	158	4,492
FX Energy, Inc.*	338	1,399
General Maritime Corp.	154	756
Global Industries Ltd.*	294	1,608
GMX Resources, Inc.*	141	685
Golar LNG Ltd.	96	1,202
Goodrich Petroleum Corp.*	100	1,457
Gulf Island Fabrication, Inc.	56	1,019
Gulfmark Offshore, Inc., Class A*	47	1,444
Gulfport Energy Corp.*	88	1,218
Halliburton Co.	2,834	93,724
Harvest Natural Resources, Inc.*	100	1,042
Helix Energy Solutions Group, Inc.*	320	3,565
Helmerich & Payne, Inc.	289	11,693
Hercules Offshore, Inc.*	275	729
Hess Corp.	913	53,977
Holly Corp.	137	3,939
Hornbeck Offshore Services, Inc.*	100	1,949
International Coal Group, Inc.*	400	2,128
ION Geophysical Corp.*	300	1,542
James River Coal Co.*	68	1,192
Key Energy Services, Inc.*	356	3,386
Knightsbridge Tankers Ltd.	71	1,342
Kodiak Oil & Gas Corp.*	553	1,875
Lufkin Industries, Inc.	94	4,127
Magnum Hunter Resources Corp.*	428	1,772
Marathon Oil Corp.	2,180	72,158
Mariner Energy, Inc.*	309	7,487
Massey Energy Co.	311	9,647
Matrix Service Co.*	100	875
McDermott International, Inc.*	745	11,011
McMoRan Exploration Co.*	273	4,698
Murphy Oil Corp.	600	37,152
Nabors Industries Ltd.*	900	16,254
National Oilwell Varco, Inc.	1,315	58,478
Natural Gas Services Group, Inc.*	72	1,063
Newfield Exploration Co.*	420	24,125
Newpark Resources, Inc.*	300	2,520
Noble Energy, Inc.	523	39,272
Nordic American Tanker Shipping	139	3,720
Northern Oil and Gas, Inc.*	94	1,592
Oasis Petroleum, Inc.*	131	2,537
Occidental Petroleum Corp.	2,538	198,725
Oceaneering International, Inc.*	177	9,533
Oil States International, Inc.*	160	7,448
Overseas Shipholding Group, Inc.	72	2,471
OYO Geospace Corp.*	26	1,505
Panhandle Oil and Gas, Inc., Class A	52	1,284
Parker Drilling Co.*	300	1,305
Patriot Coal Corp.*	229	2,613
Patterson-UTI Energy, Inc.	479	8,181
Peabody Energy Corp.	850	41,658
Penn Virginia Corp.	136	2,181
Petrohawk Energy Corp.*	878	14,171
Petroleum Development Corp.*	43	1,187
Petroquest Energy, Inc.*	100	609
PHI, Inc.*	54	874
Pioneer Drilling Co.*	100	638
Pioneer Natural Resources Co.	362	23,541
Plains Exploration & Production Co.*	461	12,295
Pride International, Inc.*	541	15,922
QEP Resources, Inc.	518	15,613
Quicksilver Resources, Inc.*	400	5,040
Range Resources Corp.	498	18,989
Resolute Energy Corp.*	147	1,626
Rex Energy Corp.*	95	1,216
Rosetta Resources, Inc.*	152	3,570
Rowan Cos., Inc.*	340	10,322
RPC, Inc.	75	1,587
SandRidge Energy, Inc.*	1,035	5,879
Schlumberger Ltd.	4,257	262,274
SEACOR Holdings, Inc.*	64	5,450
Seahawk Drilling, Inc.*	32	271
Ship Finance International Ltd.	128	2,487
SM Energy Co.	200	7,492
Southern Union Co.	367	8,830
Southwestern Energy Co.*	1,094	36,583
Spectra Energy Corp.	2,039	45,979
Stone Energy Corp.*	122	1,797
Sunoco, Inc.	361	13,177
Superior Energy Services, Inc.*	246	6,566
Swift Energy Co.*	136	3,819
T-3 Energy Services, Inc.*	46	1,203
Teekay Corp.	122	3,261
Teekay Tankers Ltd., Class A	121	1,574
Tesco Corp.*	155	1,865
Tesoro Corp.	429	5,731
Tetra Technologies, Inc.*	218	2,224
Tidewater, Inc.	171	7,663
TransAtlantic Petroleum Ltd.*	563	1,666
Ultra Petroleum Corp.*	463	19,437
Unit Corp.*	131	4,885
Uranium Energy Corp.*	350	1,148
USEC, Inc.*	300	1,557
Vaalco Energy, Inc.*	200	1,148
Valero Energy Corp.	13,858	242,654
Venoco, Inc.*	80	1,570
W&T Offshore, Inc.	100	1,060
Warren Resources, Inc.*	200	794
Weatherford International Ltd.*	2,363	40,407
Western Refining, Inc.*	100	524
Whiting Petroleum Corp.*	180	17,192
Willbros Group, Inc.*	100	917
Williams Cos., Inc./The	1,755	33,538
World Fuel Services Corp.	200	5,202
		5,580,810
Financials — 6.9%
1st Source Corp.	69	1,198
Acadia Realty Trust REIT	104	1,976
ACE Ltd.	6,635	386,489
Advance America Cash Advance Centers, Inc.	191	770
Affiliated Managers Group, Inc.*	155	12,092
Aflac, Inc.	1,484	76,738
Alexander’s, Inc. REIT	6	1,895
Alexandria Real Estate Equities, Inc. REIT	168	11,760
Alleghany Corp.*	16	4,848
Allied World Assurance Co. Holdings Ltd.	143	8,092
Allstate Corp./The	17,728	559,318
Alterra Capital Holdings Ltd.	261	5,199
AMB Property Corp. REIT	486	12,864
Ambac Financial Group, Inc.*	600	333
American Campus Communities, Inc. REIT	158	4,810
American Capital Agency Corp. REIT	127	3,374
American Capital Ltd.*	1,204	6,995
American Equity Investment Life Holding Co.	213	2,181
American Express Co.	3,332	140,044
American Financial Group, Inc./OH	258	7,890
American International Group, Inc.*	392	15,327
American National Bankshares, Inc.	62	1,360
American National Insurance Co.	14	1,064
American Physicians Capital, Inc.	38	1,575
American Safety Insurance Holdings Ltd.*	75	1,226
AmeriCredit Corp.*	184	4,501
Ameriprise Financial, Inc.	805	38,101
AMERISAFE, Inc.*	75	1,409
Amtrust Financial Services, Inc.	86	1,249
Annaly Capital Management, Inc. REIT	1,910	33,616
Anworth Mortgage Asset Corp. REIT	380	2,709
AON Corp.	835	32,657
Apartment Investment & Management Co., Class A REIT	400	8,552
Apollo Commercial Real Estate Finance, Inc. REIT	68	1,093
Apollo Investment Corp.	600	6,138
Arch Capital Group Ltd.*	166	13,911
Ares Capital Corp.	596	9,327
Argo Group International Holdings Ltd.	101	3,509
Arthur J. Gallagher & Co.	292	7,700
Artio Global Investors, Inc.	100	1,530
Ashford Hospitality Trust, Inc. REIT*	157	1,421
Aspen Insurance Holdings Ltd.	257	7,782
Associated Banc-Corp	844	11,132
Associated Estates Realty Corp. REIT	88	1,230
Assurant, Inc.	365	14,856
Assured Guaranty Ltd.	553	9,462
Astoria Financial Corp.	300	4,089
AvalonBay Communities, Inc. REIT	263	27,334
Avatar Holdings, Inc.*	57	1,088
Axis Capital Holdings Ltd.	14,200	467,748
Bancfirst Corp.	28	1,133
Banco Latinoamericano de Comercio Exterior S.A., Class E	82	1,185
Bancorp, Inc./DE*	135	903
BancorpSouth, Inc.	348	4,935
Bank Mutual Corp.	200	1,038
Bank of America Corp.	48,901	641,092
Bank of Hawaii Corp.	153	6,873
Bank of New York Mellon Corp./The	3,942	103,004
Bank of the Ozarks, Inc.	60	2,225
BankFinancial Corp.	100	917
BB&T Corp.	2,295	55,264
Beneficial Mutual Bancorp, Inc.*	126	1,130
Berkshire Hathaway, Inc., Class B*	5,385	445,232
BGC Partners, Inc., Class A	192	1,146
BioMed Realty Trust, Inc. REIT	400	7,168
BlackRock Kelso Capital Corp.	188	2,162
BlackRock, Inc.	100	17,025
BOK Financial Corp.	111	5,009
Boston Private Financial Holdings, Inc.	165	1,079
Boston Properties, Inc. REIT	444	36,905
Brandywine Realty Trust REIT	400	4,900
BRE Properties, Inc. REIT	208	8,632
Brookline Bancorp, Inc.	200	1,996
Brown & Brown, Inc.	305	6,158
Bryn Mawr Bank Corp.	66	1,137
Calamos Asset Management, Inc., Class A	85	978
Camden National Corp.	36	1,247
Camden Property Trust REIT	220	10,553
Capital City Bank Group, Inc.	84	1,020
Capital One Financial Corp.	1,478	58,455
Capital Southwest Corp.	13	1,180
CapitalSource, Inc.	1,300	6,942
Capitol Federal Financial	68	1,680
CapLease, Inc. REIT	219	1,224
Capstead Mortgage Corp. REIT	200	2,174
Cardinal Financial Corp.	115	1,105
Cardtronics, Inc.*	154	2,376
Cash America International, Inc.	100	3,500
Cathay General Bancorp	297	3,531
CB Richard Ellis Group, Inc., Class A*	870	15,904
CBL & Associates Properties, Inc. REIT	425	5,551
Cedar Shopping Centers, Inc. REIT	100	608
CenterState Banks, Inc.	96	824
Charles Schwab Corp./The	3,123	43,410
Chemical Financial Corp.	127	2,621
Chesapeake Lodging Trust REIT	63	1,031
Chimera Investment Corp. REIT	2,771	10,945
Chubb Corp.	1,011	57,617
Cincinnati Financial Corp.	458	13,213
CIT Group, Inc.*	614	25,063
Citigroup, Inc.*	147,212	574,127
Citizens & Northern Corp.	100	1,300
Citizens Republic Bancorp, Inc.*	972	876
Citizens, Inc./TX*	171	1,178
City Holding Co.	55	1,687
City National Corp./CA	142	7,536
CME Group, Inc.	201	52,350
CNA Financial Corp.*	95	2,659
CNA Surety Corp.*	69	1,236
CNB Financial Corp./PA	79	1,086
CNO Financial Group, Inc.*	737	4,083
CoBiz Financial, Inc.	192	1,068
Cogdell Spencer, Inc. REIT	153	967
Cohen & Steers, Inc.	47	1,020
Colonial Properties Trust REIT	200	3,238
Colony Financial, Inc. REIT	61	1,127
Columbia Banking System, Inc.	149	2,928
Comerica, Inc.	2,967	110,224
Commerce Bancshares, Inc./MO	269	10,112
CommonWealth REIT REIT	196	5,018
Community Bank System, Inc.	129	2,968
Community Trust Bancorp, Inc.	83	2,248
Compass Diversified Holdings	77	1,244
Consolidated-Tomoka Land Co.	38	1,083
Corporate Office Properties Trust REIT	171	6,380
Cousins Properties, Inc. REIT	192	1,371
Credit Acceptance Corp.*	37	2,241
CreXus Investment Corp. REIT	92	1,107
Cullen/Frost Bankers, Inc.	171	9,212
CVB Financial Corp.	463	3,477
Danvers Bancorp, Inc.	86	1,318
DCT Industrial Trust, Inc. REIT	720	3,449
Delphi Financial Group, Inc., Class A	150	3,749
Developers Diversified Realty Corp. REIT	660	7,405
Diamond Hill Investment Group, Inc.	18	1,314
DiamondRock Hospitality Co. REIT*	413	3,919
Digital Realty Trust, Inc. REIT	276	17,029
Dime Community Bancshares, Inc.	100	1,385
Discover Financial Services	1,642	27,389
Dollar Financial Corp.*	100	2,087
Donegal Group, Inc., Class A	84	1,098
Douglas Emmett, Inc. REIT	384	6,724
Duff & Phelps Corp., Class A	72	970
Duke Realty Corp. REIT	714	8,275
DuPont Fabros Technology, Inc. REIT	156	3,923
E*Trade Financial Corp.*	665	9,669
Eagle Bancorp, Inc.*	101	1,159
East West Bancorp, Inc.	540	8,791
EastGroup Properties, Inc. REIT	100	3,738
Eaton Vance Corp.	366	10,629
Education Realty Trust, Inc. REIT	295	2,109
eHealth, Inc.*	100	1,292
Employers Holdings, Inc.	117	1,845
Encore Capital Group, Inc.*	71	1,279
Endurance Specialty Holdings Ltd.	146	5,811
Enstar Group Ltd.*	15	1,089
Entertainment Properties Trust REIT	136	5,872
Equity Lifestyle Properties, Inc. REIT	78	4,249
Equity One, Inc. REIT	100	1,688
Equity Residential REIT	870	41,386
Erie Indemnity Co., Class A	100	5,606
Essex Property Trust, Inc. REIT	87	9,521
Evercore Partners, Inc., Class A	41	1,173
Everest Re Group Ltd.	165	14,268
Extra Space Storage, Inc. REIT	300	4,812
Ezcorp, Inc., Class A*	157	3,146
FBL Financial Group, Inc., Class A	33	857
Federal Realty Investment Trust REIT	192	15,679
Federated Investors, Inc., Class B	260	5,918
FelCor Lodging Trust, Inc. REIT*	166	764
Fidelity National Financial, Inc., Class A	14,018	220,223
Fifth Street Finance Corp.	103	1,147
Fifth Third Bancorp	2,577	31,001
Financial Institutions, Inc.	80	1,413
First American Financial Corp.	323	4,826
First Bancorp, Inc./ME	78	1,079
First BanCorp/Puerto Rico*	200	56
First Bancorp/Troy NC	85	1,158
First Busey Corp.	200	910
First Cash Financial Services, Inc.*	100	2,775
First Citizens BancShares, Inc./NC, Class A	23	4,261
First Commonwealth Financial Corp.	300	1,635
First Community Bancshares, Inc./VA	97	1,251
First Financial Bancorp	262	4,370
First Financial Bankshares, Inc.	140	6,579
First Financial Corp./IN	41	1,209
First Financial Holdings, Inc.	79	880
First Horizon National Corp.*	873	9,964
First Industrial Realty Trust, Inc. REIT*	137	695
First Marblehead Corp./The*	441	1,032
First Merchants Corp.	100	763
First Midwest Bancorp, Inc./IL	252	2,906
First Niagara Financial Group, Inc.	649	7,561
First of Long Island Corp./The	51	1,274
First Potomac Realty Trust REIT	100	1,500
FirstMerit Corp.	451	8,262
Flagstar Bancorp, Inc.*	24	44
Flagstone Reinsurance Holdings S.A.	109	1,156
Flushing Financial Corp.	100	1,156
FNB Corp./PA	480	4,109
Forest City Enterprises, Inc., Class A*	380	4,875
Forestar Group, Inc.*	90	1,534
FPIC Insurance Group, Inc.*	44	1,544
Franklin Resources, Inc.	468	50,029
Franklin Street Properties Corp. REIT	200	2,484
Fulton Financial Corp.	810	7,339
GAMCO Investors, Inc., Class A	26	1,002
General Growth Properties, Inc. REIT	745	11,622
Genworth Financial, Inc., Class A*	1,532	18,721
German American Bancorp, Inc.	80	1,373
Getty Realty Corp. REIT	27	724
GFI Group, Inc.	221	1,025
Glacier Bancorp, Inc.	297	4,336
Gladstone Capital Corp.	101	1,138
Gladstone Investment Corp.	202	1,353
Gleacher & Co., Inc.*	294	473
GLG Partners, Inc.*	312	1,404
Glimcher Realty Trust REIT	377	2,319
Global Indemnity plc*	62	995
Goldman Sachs Group, Inc./The	3,477	502,705
Government Properties Income Trust REIT	46	1,228
Greenhill & Co., Inc.	97	7,694
Greenlight Capital Re Ltd., Class A*	100	2,502
Hancock Holding Co.	169	5,082
Hanover Insurance Group, Inc./The	124	5,828
Harleysville Group, Inc.	40	1,312
Harris & Harris Group, Inc.*	253	1,080
Hartford Financial Services Group, Inc.	9,826	225,507
Hatteras Financial Corp. REIT	100	2,847
HCC Insurance Holdings, Inc.	374	9,758
HCP, Inc. REIT	979	35,224
Health Care REIT, Inc. REIT	407	19,267
Healthcare Realty Trust, Inc. REIT	200	4,678
Heartland Financial USA, Inc.	75	1,154
Hercules Technology Growth Capital, Inc.	116	1,173
Heritage Financial Corp./WA*	80	1,120
Hersha Hospitality Trust REIT	312	1,616
Highwoods Properties, Inc. REIT	238	7,728
Hilltop Holdings, Inc.*	124	1,188
Home Bancorp, Inc.*	88	1,177
Home Bancshares, Inc./AR	120	2,438
Home Federal Bancorp, Inc./ID	84	1,022
Home Properties, Inc. REIT	139	7,353
Horace Mann Educators Corp.	100	1,778
Hospitality Properties Trust REIT	400	8,932
Host Hotels & Resorts, Inc. REIT	2,066	29,916
Hudson City Bancorp, Inc.	1,610	19,739
Hudson Valley Holding Corp.	83	1,620
Huntington Bancshares, Inc./OH	2,684	15,218
Iberiabank Corp.	79	3,948
Independent Bank Corp./MA	65	1,464
Infinity Property & Casualty Corp.	37	1,804
Inland Real Estate Corp. REIT	200	1,662
Interactive Brokers Group, Inc., Class A*	100	1,721
IntercontinentalExchange, Inc.*	230	24,086
International Assets Holding Corp.*	80	1,448
International Bancshares Corp.	281	4,746
Invesco Ltd.	1,436	30,486
Invesco Mortgage Capital, Inc. REIT	161	3,465
Investment Technology Group, Inc.*	118	1,678
Investors Bancorp, Inc.*	154	1,823
Investors Real Estate Trust REIT	200	1,676
iStar Financial, Inc. REIT*	263	805
Janus Capital Group, Inc.	543	5,946
Jefferies Group, Inc.	365	8,282
Jones Lang LaSalle, Inc.	129	11,129
JPMorgan Chase & Co.	19,216	731,553
KBW, Inc.	100	2,560
Kearny Financial Corp.	115	1,015
KeyCorp	2,701	21,500
Kilroy Realty Corp. REIT	137	4,540
Kimco Realty Corp. REIT	1,285	20,239
Kite Realty Group Trust REIT	100	444
Knight Capital Group, Inc., Class A*	280	3,469
LaBranche & Co., Inc.*	100	390
Lakeland Bancorp, Inc.	110	927
Lakeland Financial Corp.	63	1,176
LaSalle Hotel Properties REIT	217	5,076
Lazard Ltd., Class A	300	10,524
Legg Mason, Inc.	505	15,307
Leucadia National Corp.*	600	14,172
Lexington Realty Trust REIT	341	2,442
Liberty Property Trust REIT	369	11,771
Lincoln National Corp.	970	23,202
Loews Corp.	961	36,422
LTC Properties, Inc. REIT	75	1,914
M&T Bank Corp.	286	23,398
Macerich Co./The REIT	414	17,781
Mack-Cali Realty Corp. REIT	259	8,472
Maiden Holdings Ltd.	166	1,263
Main Street Capital Corp.	77	1,224
MainSource Financial Group, Inc.	170	1,299
Markel Corp.*	30	10,338
MarketAxess Holdings, Inc.	77	1,307
Marsh & McLennan Cos., Inc.	1,666	40,184
Marshall & Ilsley Corp.	1,850	13,024
MB Financial, Inc.	307	4,980
MBIA, Inc.*	400	4,020
MCG Capital Corp.	220	1,285
Meadowbrook Insurance Group, Inc.	155	1,390
Medical Properties Trust, Inc. REIT	333	3,377
Mercury General Corp.	73	2,984
MetLife, Inc.	2,041	78,476
Metro Bancorp, Inc.*	85	883
MF Global Holdings Ltd.*	252	1,814
MFA Financial, Inc. REIT	929	7,088
MGIC Investment Corp.*	669	6,175
Mid-America Apartment Communities, Inc. REIT	76	4,429
Montpelier Re Holdings Ltd.	203	3,516
Moody’s Corp.	662	16,537
Morgan Stanley	14,140	348,975
MSCI, Inc., Class A*	317	10,528
MVC Capital, Inc.	90	1,167
Nara Bancorp, Inc.*	135	953
NASDAQ OMX Group, Inc./The*	440	8,549
National Bankshares, Inc.	44	1,135
National Financial Partners Corp.*	109	1,381
National Health Investors, Inc. REIT	69	3,040
National Penn Bancshares, Inc.	390	2,437
National Retail Properties, Inc. REIT	248	6,227
National Western Life Insurance Co., Class A	5	703
Nationwide Health Properties, Inc. REIT	366	14,153
Navigators Group, Inc./The*	31	1,384
NBT Bancorp, Inc.	130	2,869
Nelnet, Inc., Class A	38	869
New York Community Bancorp, Inc.	1,328	21,580
NewAlliance Bancshares, Inc.	303	3,824
Newcastle Investment Corp. REIT*	503	1,559
NGP Capital Resources Co.	165	1,495
Northern Trust Corp.	837	40,377
Northfield Bancorp, Inc.	83	898
NorthStar Realty Finance Corp. REIT	217	812
Northwest Bancshares, Inc.	279	3,122
NYSE Euronext	817	23,342
OceanFirst Financial Corp.	105	1,288
Ocwen Financial Corp.*	192	1,947
Old National Bancorp/IN	506	5,313
Old Republic International Corp.	777	10,761
Omega Healthcare Investors, Inc. REIT	300	6,735
OmniAmerican Bancorp, Inc.*	104	1,172
OneBeacon Insurance Group Ltd., Class A	73	1,043
Oppenheimer Holdings, Inc., Class A	44	1,230
optionsXpress Holdings, Inc.*	108	1,659
Oriental Financial Group, Inc.	150	1,995
Oritani Financial Corp.	160	1,597
Orrstown Financial Services, Inc.	47	1,089
PacWest Bancorp	100	1,906
Park National Corp.	40	2,562
Parkway Properties, Inc. REIT	100	1,480
PartnerRe Ltd.	235	18,842
Pebblebrook Hotel Trust REIT*	146	2,629
PennantPark Investment Corp.	119	1,263
Pennsylvania Real Estate Investment Trust REIT	226	2,680
Pennymac Mortgage Investment Trust REIT	71	1,270
Penson Worldwide, Inc.*	119	591
Peoples Bancorp, Inc./OH	73	903
People’s United Financial, Inc.	1,148	15,027
PHH Corp.*	169	3,559
Phoenix Cos., Inc./The*	351	737
Pico Holdings, Inc.*	62	1,851
Piedmont Office Realty Trust, Inc., Class A REIT	148	2,799
Pinnacle Financial Partners, Inc.*	100	919
Piper Jaffray Cos.*	54	1,573
Platinum Underwriters Holdings Ltd.	158	6,876
Plum Creek Timber Co., Inc. REIT	500	17,650
PMA Capital Corp., Class A*	196	1,478
PMI Group, Inc./The*	735	2,697
PNC Financial Services Group, Inc.	6,683	346,915
Popular, Inc.*	3,000	8,700
Portfolio Recovery Associates, Inc.*	46	2,974
Post Properties, Inc. REIT	148	4,132
Potlatch Corp. REIT	138	4,692
Presidential Life Corp.	100	980
Primerica, Inc.	86	1,749
Principal Financial Group, Inc.	1,005	26,050
PrivateBancorp, Inc.	184	2,096
ProAssurance Corp.*	100	5,759
Progressive Corp./The	2,075	43,305
ProLogis REIT	1,501	17,682
Prospect Capital Corp.	217	2,107
Prosperity Bancshares, Inc.	188	6,104
Protective Life Corp.	268	5,832
Provident Financial Services, Inc.	200	2,472
Provident New York Bancorp	100	839
Prudential Financial, Inc.	1,451	78,615
PS Business Parks, Inc. REIT	61	3,451
Public Storage REIT	451	43,765
Radian Group, Inc.	476	3,722
RAIT Financial Trust REIT*	549	906
Ramco-Gershenson Properties Trust REIT	104	1,114
Raymond James Financial, Inc.	300	7,599
Rayonier, Inc. REIT	255	12,781
Realty Income Corp. REIT	344	11,600
Redwood Trust, Inc. REIT	200	2,892
Regency Centers Corp. REIT	218	8,604
Regions Financial Corp.	3,906	28,397
Reinsurance Group of America, Inc.	200	9,658
RenaissanceRe Holdings Ltd.	168	10,073
Renasant Corp.	100	1,521
Republic Bancorp, Inc./KY, Class A	63	1,331
Resource Capital Corp. REIT	167	1,060
Retail Opportunity Investments Corp. REIT	193	1,847
RLI Corp.	57	3,227
S&T Bancorp, Inc.	100	1,742
Safeguard Scientifics, Inc.*	90	1,128
Safety Insurance Group, Inc.	32	1,345
Sandy Spring Bancorp, Inc.	100	1,550
Saul Centers, Inc. REIT	16	671
SCBT Financial Corp.	83	2,589
SeaBright Holdings, Inc.	110	887
SEI Investments Co.	469	9,539
Selective Insurance Group, Inc.	200	3,258
Senior Housing Properties Trust REIT	400	9,400
Signature Bank/NY*	123	4,777
Simmons First National Corp., Class A	53	1,498
Simon Property Group, Inc. REIT	936	86,805
SL Green Realty Corp. REIT	247	15,643
SLM Corp.*	1,768	20,420
Southside Bancshares, Inc.	58	1,096
Southwest Bancorp, Inc./OK	133	1,725
Sovran Self Storage, Inc. REIT	100	3,790
St. Joe Co./The*	276	6,864
StanCorp Financial Group, Inc.	157	5,966
Starwood Property Trust, Inc. REIT	135	2,682
State Auto Financial Corp.	68	1,034
State Street Corp.	1,560	58,750
StellarOne Corp.	91	1,158
Sterling Bancorp/NY	105	912
Sterling Bancshares, Inc./TX	510	2,739
Stewart Information Services Corp.	100	1,132
Stifel Financial Corp.*	100	4,629
Strategic Hotels & Resorts, Inc. REIT*	652	2,764
Suffolk Bancorp	39	987
Sun Communities, Inc. REIT	92	2,824
Sunstone Hotel Investors, Inc. REIT*	300	2,721
SunTrust Banks, Inc.	1,799	46,468
Susquehanna Bancshares, Inc.	514	4,338
SVB Financial Group*	210	8,887
SWS Group, Inc.	90	645
Symetra Financial Corp.	93	973
Synovus Financial Corp.	2,375	5,843
T. Rowe Price Group, Inc.	800	40,052
Tanger Factory Outlet Centers REIT	135	6,364
Taubman Centers, Inc. REIT	171	7,628
TCF Financial Corp.	436	7,059
TD Ameritrade Holding Corp.*	785	12,678
Tejon Ranch Co.*	40	867
Terreno Realty Corp. REIT*	63	1,148
Territorial Bancorp, Inc.	65	1,094
Texas Capital Bancshares, Inc.*	149	2,573
TFS Financial Corp.	211	1,939
Tompkins Financial Corp.	33	1,309
Torchmark Corp.	8,106	430,753
Tower Group, Inc.	156	3,643
TowneBank/VA	100	1,496
TradeStation Group, Inc.*	168	1,105
Transatlantic Holdings, Inc.	190	9,656
Travelers Cos., Inc./The	1,528	79,609
Triangle Capital Corp.	86	1,374
Trico Bancshares	60	922
TrustCo Bank Corp./NY	300	1,668
Trustmark Corp.	330	7,174
UBS AG*	25,600	435,968
UDR, Inc. REIT	490	10,349
UMB Financial Corp.	135	4,794
Umpqua Holdings Corp.	449	5,092
Union First Market Bankshares Corp.	81	1,058
United Bankshares, Inc.	119	2,962
United Community Banks, Inc./GA*	157	352
United Financial Bancorp, Inc.	90	1,216
United Fire & Casualty Co.	100	2,121
Unitrin, Inc.	134	3,268
Universal Health Realty Income Trust REIT	34	1,170
Univest Corp of Pennsylvania	60	1,048
Unum Group	1,052	23,302
Urstadt Biddle Properties, Inc., Class A REIT	100	1,808
U-Store-It Trust REIT	252	2,104
Validus Holdings Ltd.	220	5,799
Valley National Bancorp	484	6,244
Ventas, Inc. REIT	486	25,063
ViewPoint Financial Group	105	971
Virtus Investment Partners, Inc.*	18	545
Vornado Realty Trust REIT	507	43,364
W.R. Berkley Corp.	400	10,828
Waddell & Reed Financial, Inc., Class A	260	7,114
Walter Investment Management Corp. REIT	77	1,347
Washington Federal, Inc.	364	5,555
Washington Real Estate Investment Trust REIT	200	6,346
Webster Financial Corp.	297	5,215
Weingarten Realty Investors REIT	317	6,917
Wells Fargo & Co.	15,208	382,177
WesBanco, Inc.	100	1,634
Wesco Financial Corp.	5	1,791
Westamerica Bancorporation	91	4,959
Western Alliance Bancorp*	200	1,340
Westfield Financial, Inc.	130	1,014
Westwood Holdings Group, Inc.	32	1,083
White Mountains Insurance Group Ltd.	25	7,711
Whitney Holding Corp./LA	280	2,288
Willis Group Holdings plc	11,275	347,496
Wilmington Trust Corp.	300	2,694
Wilshire Bancorp, Inc.	109	713
Winthrop Realty Trust REIT	98	1,211
Wintrust Financial Corp.	221	7,163
World Acceptance Corp.*	39	1,722
WSFS Financial Corp.	30	1,125
XL Group plc	1,066	23,090
Zions Bancorp.	639	13,649
		11,033,643

Health Care — 3.9%
Abaxis, Inc.*	44	1,016
Abbott Laboratories	4,796	250,543
ABIOMED, Inc.*	100	1,061
Abraxis BioScience, Inc.*	25	1,934
Accelrys, Inc.*	78	543
Accuray, Inc.*	202	1,256
Acorda Therapeutics, Inc.*	112	3,698
Aetna, Inc.	10,542	333,233
Affymax, Inc.*	52	309
Affymetrix, Inc.*	171	780
AGA Medical Holdings, Inc.*	78	1,089
Air Methods Corp.*	36	1,497
Albany Molecular Research, Inc.*	100	638
Alcon, Inc.	228	38,028
Alere, Inc.*	257	7,949
Alexion Pharmaceuticals, Inc.*	274	17,635
Align Technology, Inc.*	200	3,916
Alkermes, Inc.*	300	4,395
Allergan, Inc.	926	61,607
Alliance HealthCare Services, Inc.*	218	998
Allos Therapeutics, Inc.*	300	1,416
Allscripts Healthcare Solutions, Inc.*	415	7,665
Almost Family, Inc.*	32	948
Alnylam Pharmaceuticals, Inc.*	100	1,228
Alphatec Holdings, Inc.*	193	411
AMAG Pharmaceuticals, Inc.*	58	998
Amedisys, Inc.*	89	2,118
America Service Group, Inc.	75	1,116
American Medical Systems Holdings, Inc.*	265	5,189
AMERIGROUP Corp.*	164	6,965
AmerisourceBergen Corp.	838	25,693
Amgen, Inc.*	3,015	166,157
AMN Healthcare Services, Inc.*	100	514
Amsurg Corp.*	100	1,748
Amylin Pharmaceuticals, Inc.*	454	9,466
Analogic Corp.	28	1,257
Angiodynamics, Inc.*	80	1,219
Ardea Biosciences, Inc.*	58	1,334
Arena Pharmaceuticals, Inc.*	260	408
Ariad Pharmaceuticals, Inc.*	200	764
Arqule, Inc.*	194	999
Array Biopharma, Inc.*	200	646
ArthroCare Corp.*	69	1,875
Assisted Living Concepts, Inc., Class A*	36	1,096
athenahealth, Inc.*	100	3,302
Atrion Corp.	8	1,260
Auxilium Pharmaceuticals, Inc.*	140	3,469
AVANIR Pharmaceuticals, Inc., Class A*	476	1,518
Baxter International, Inc.	1,871	89,265
Beckman Coulter, Inc.	220	10,734
Becton Dickinson and Co.	719	53,278
BioCryst Pharmaceuticals, Inc.*	167	825
Biogen Idec, Inc.*	750	42,090
BioMarin Pharmaceutical, Inc.*	303	6,772
BioMimetic Therapeutics, Inc.*	91	1,037
Bio-Rad Laboratories, Inc., Class A*	58	5,250
Bio-Reference Labs, Inc.*	58	1,210
BioScrip, Inc.*	130	671
BMP Sunstone Corp.*	239	1,816
Boston Scientific Corp.*	4,732	29,007
Bristol-Myers Squibb Co.	5,344	144,876
Brookdale Senior Living, Inc.*	249	4,061
Bruker Corp.*	260	3,648
C.R. Bard, Inc.	294	23,940
Cadence Pharmaceuticals, Inc.*	127	1,060
Cambrex Corp.*	100	425
Cantel Medical Corp.	62	1,004
Cardinal Health, Inc.	1,093	36,113
CareFusion Corp.*	550	13,662
Catalyst Health Solutions, Inc.*	129	4,542
Celera Corp.*	300	2,022
Celgene Corp.*	1,422	81,921
Celldex Therapeutics, Inc.*	200	800
Centene Corp.*	146	3,444
Cephalon, Inc.*	232	14,486
Cepheid, Inc.*	200	3,742
Cerner Corp.*	217	18,226
Charles River Laboratories International, Inc.*	200	6,630
Chemed Corp.	78	4,444
Chindex International, Inc.*	97	1,466
CIGNA Corp.	855	30,592
Clinical Data, Inc.*	63	1,063
Community Health Systems, Inc.*	300	9,291
Computer Programs & Systems, Inc.	32	1,362
Conceptus, Inc.*	100	1,375
CONMED Corp.*	100	2,241
Cooper Cos., Inc./The	141	6,517
Corvel Corp.*	33	1,401
Covance, Inc.*	193	9,030
Coventry Health Care, Inc.*	452	9,732
Covidien plc	1,578	63,420
Cross Country Healthcare, Inc.*	100	719
CryoLife, Inc.*	184	1,117
Cubist Pharmaceuticals, Inc.*	200	4,678
Curis, Inc.*	384	526
Cutera, Inc.*	116	940
Cyberonics, Inc.*	100	2,668
Cypress Bioscience, Inc.*	100	385
DaVita, Inc.*	311	21,468
Delcath Systems, Inc.*	146	1,054
Dendreon Corp.*	431	17,749
DENTSLPY International, Inc.	451	14,418
Depomed, Inc.*	345	1,546
DexCom, Inc.*	124	1,639
Dionex Corp.*	56	4,841
Durect Corp.*	412	1,046
Dyax Corp.*	349	827
Edwards Lifesciences Corp.*	360	24,138
Eli Lilly and Co.	3,180	116,165
Emdeon, Inc., Class A*	85	1,035
Emergency Medical Services Corp., Class A*	100	5,325
Emergent Biosolutions, Inc.*	74	1,277
Emeritus Corp.*	60	1,024
Endo Pharmaceuticals Holdings, Inc.*	378	12,565
Endologix, Inc.*	281	1,281
Ensign Group, Inc./The	69	1,239
Enzo Biochem, Inc.*	100	380
Enzon Pharmaceuticals, Inc.*	200	2,250
eResearchTechnology, Inc.*	200	1,496
Exactech, Inc.*	60	979
Exelixis, Inc.*	300	1,176
Express Scripts, Inc.*	1,729	84,202
Forest Laboratories, Inc.*	11,440	353,839
Furiex Pharmaceuticals, Inc.*	28	316
Genomic Health, Inc.*	71	949
Genoptix, Inc.*	47	667
Gen-Probe, Inc.*	154	7,463
Gentiva Health Services, Inc.*	100	2,185
Genzyme Corp.*	821	58,119
Geron Corp.*	409	2,262
Gilead Sciences, Inc.*	2,745	97,749
Greatbatch, Inc.*	100	2,319
Haemonetics Corp.*	78	4,565
Halozyme Therapeutics, Inc.*	167	1,288
Hanger Orthopedic Group, Inc.*	59	858
Health Management Associates, Inc., Class A*	749	5,737
Health Net, Inc.*	267	7,260
HealthSouth Corp.*	295	5,664
HealthSpring, Inc.*	191	4,935
Healthways, Inc.*	100	1,164
HeartWare International, Inc.*	27	1,857
Henry Schein, Inc.*	279	16,344
Hill-Rom Holdings, Inc.	197	7,070
Hi-Tech Pharmacal Co., Inc.*	54	1,093
HMS Holdings Corp.*	77	4,538
Hologic, Inc.*	806	12,904
Hospira, Inc.*	500	28,505
Human Genome Sciences, Inc.*	561	16,712
Humana, Inc.*	507	25,472
ICU Medical, Inc.*	35	1,305
IDEXX Laboratories, Inc.*	179	11,048
Illumina, Inc.*	357	17,564
Immucor, Inc.*	200	3,966
Immunogen, Inc.*	151	947
Immunomedics, Inc.*	342	1,101
Impax Laboratories, Inc.*	200	3,960
Incyte Corp. Ltd.*	300	4,797
Inspire Pharmaceuticals, Inc.*	198	1,178
Insulet Corp.*	83	1,174
Integra LifeSciences Holdings Corp.*	55	2,170
InterMune, Inc.*	138	1,880
Intuitive Surgical, Inc.*	122	34,616
Invacare Corp.	100	2,651
IPC The Hospitalist Co., Inc.*	38	1,038
IRIS International, Inc.*	115	1,104
Ironwood Pharmaceuticals, Inc.*	84	855
Isis Pharmaceuticals, Inc.*	260	2,184
Johnson & Johnson	13,137	813,969
Kendle International, Inc.*	70	652
Kensey Nash Corp.*	54	1,560
Kindred Healthcare, Inc.*	100	1,302
Kinetic Concepts, Inc.*	200	7,316
King Pharmaceuticals, Inc.*	795	7,918
Laboratory Corp. of America Holdings*	4,268	334,739
Landauer, Inc.	21	1,315
Lexicon Pharmaceuticals, Inc.*	768	1,229
LHC Group, Inc.*	43	997
Life Technologies Corp.*	549	25,633
LifePoint Hospitals, Inc.*	167	5,855
Ligand Pharmaceuticals, Inc., Class B*	710	1,122
Lincare Holdings, Inc.	285	7,151
Luminex Corp.*	58	928
Magellan Health Services, Inc.*	100	4,724
MAKO Surgical Corp.*	93	891
MannKind Corp.*	275	1,859
Martek Biosciences Corp.*	100	2,263
Masimo Corp.	152	4,151
McKesson Corp.	837	51,710
MedAssets, Inc.*	97	2,041
MedCath Corp.*	118	1,188
Medco Health Solutions, Inc.*	1,355	70,541
Medical Action Industries, Inc.*	95	860
Medicines Co./The*	200	2,840
Medicis Pharmaceutical Corp., Class A	200	5,930
Medidata Solutions, Inc.*	83	1,594
Medivation, Inc.*	100	1,300
Mednax, Inc.*	144	7,675
Medtronic, Inc.	3,441	115,549
Merck & Co., Inc.	9,718	357,720
Meridian Bioscience, Inc.	150	3,282
Merit Medical Systems, Inc.*	100	1,589
Metabolix, Inc.*	94	1,183
Mettler-Toledo International, Inc.*	106	13,191
Micromet, Inc.*	160	1,075
Molina Healthcare, Inc.*	48	1,296
Momenta Pharmaceuticals, Inc.*	91	1,370
MWI Veterinary Supply, Inc.*	29	1,674
Mylan, Inc.*	971	18,265
Myriad Genetics, Inc.*	326	5,350
Nabi Biopharmaceuticals*	200	960
National Healthcare Corp.	34	1,260
Natus Medical, Inc.*	100	1,457
Nektar Therapeutics*	300	4,431
Neogen Corp.*	48	1,625
NPS Pharmaceuticals, Inc.*	241	1,648
NuVasive, Inc.*	127	4,463
NxStage Medical, Inc.*	110	2,101
Obagi Medical Products, Inc.*	94	987
Omnicare, Inc.	354	8,454
Omnicell, Inc.*	51	667
Onyx Pharmaceuticals, Inc.*	200	5,276
Optimer Pharmaceuticals, Inc.*	102	935
OraSure Technologies, Inc.*	200	810
Orthofix International N.V.*	39	1,225
Orthovita, Inc.*	276	627
Owens & Minor, Inc.	199	5,664
Pain Therapeutics, Inc.*	195	1,205
Palomar Medical Technologies, Inc.*	100	1,033
Par Pharmaceutical Cos., Inc.*	100	2,908
Parexel International Corp.*	200	4,626
Patterson Cos., Inc.	327	9,369
PDL BioPharma, Inc.	306	1,610
PerkinElmer, Inc.	349	8,076
Perrigo Co.	253	16,248
Pfizer, Inc.	25,108	431,104
Pharmaceutical Product Development, Inc.	346	8,577
Pharmacyclics, Inc.*	284	2,289
Pharmasset, Inc.*	121	3,569
PharMerica Corp.*	102	972
Pozen, Inc.*	112	793
Progenics Pharmaceuticals, Inc.*	100	505
Providence Service Corp./The*	40	656
PSS World Medical, Inc.*	200	4,276
Psychiatric Solutions, Inc.*	159	5,334
Quality Systems, Inc.	44	2,918
Quest Diagnostics, Inc.	464	23,418
Questcor Pharmaceuticals, Inc.*	144	1,428
Quidel Corp.*	29	319
Regeneron Pharmaceuticals, Inc.*	200	5,480
RehabCare Group, Inc.*	100	2,022
Res-Care, Inc.*	100	1,327
ResMed, Inc.*	474	15,552
Rigel Pharmaceuticals, Inc.*	100	841
RTI Biologics, Inc.*	278	731
Salix Pharmaceuticals Ltd.*	169	6,713
Sangamo Biosciences, Inc.*	220	755
Santarus, Inc.*	222	668
Savient Pharmaceuticals, Inc.*	185	4,231
Seattle Genetics, Inc.*	300	4,659
Select Medical Holdings Corp.*	146	1,124
Sequenom, Inc.*	200	1,402
SIGA Technologies, Inc.*	182	1,540
Sirona Dental Systems, Inc.*	103	3,712
Skilled Healthcare Group, Inc., Class A*	188	739
SonoSite, Inc.*	21	704
Spectrum Pharmaceuticals, Inc.*	273	1,138
St. Jude Medical, Inc.*	1,022	40,205
StemCells, Inc.*	1,060	880
STERIS Corp.	200	6,644
Stryker Corp.	966	48,348
Sun Healthcare Group, Inc.*	200	1,694
Sunrise Senior Living, Inc.*	225	772
SuperGen, Inc.*	378	790
SurModics, Inc.*	50	596
SXC Health Solutions Corp.*	180	6,565
Symmetry Medical, Inc.*	100	964
Syneron Medical Ltd.*	185	1,835
Synovis Life Technologies, Inc.*	81	1,211
Talecris Biotherapeutics Holdings Corp.*	138	3,157
Targacept, Inc.*	89	1,988
Team Health Holdings, Inc.*	76	981
Techne Corp.	119	7,346
Teleflex, Inc.	129	7,325
Tenet Healthcare Corp.*	1,474	6,957
Theravance, Inc.*	200	4,020
Thermo Fisher Scientific, Inc.*	1,263	60,472
Thoratec Corp.*	164	6,065
TomoTherapy, Inc.*	362	1,274
Triple-S Management Corp., Class B*	67	1,129
Unilife Corp.*	311	1,875
United Therapeutics Corp.*	147	8,233
UnitedHealth Group, Inc.	3,552	124,711
Universal American Corp.	100	1,475
Universal Health Services, Inc., Class B	278	10,803
Vanda Pharmaceuticals, Inc.*	108	721
Varian Medical Systems, Inc.*	365	22,083
Vascular Solutions, Inc.*	135	1,550
VCA Antech, Inc.*	256	5,399
Vertex Pharmaceuticals, Inc.*	630	21,779
Vical, Inc.*	351	783
Viropharma, Inc.*	288	4,294
Vital Images, Inc.*	50	662
Vivus, Inc.*	300	2,007
Volcano Corp.*	143	3,715
Warner Chilcott plc, Class A	270	6,059
Waters Corp.*	300	21,234
Watson Pharmaceuticals, Inc.*	342	14,470
WellCare Health Plans, Inc.*	134	3,881
WellPoint, Inc.*	1,318	74,652
West Pharmaceutical Services, Inc.	100	3,431
Wright Medical Group, Inc.*	100	1,441
XenoPort, Inc.*	100	711
Zimmer Holdings, Inc.*	7,192	376,357
Zoll Medical Corp.*	45	1,452
Zymogenetics, Inc.*	100	975
		6,272,849
Industrials — 3.8%
3D Systems Corp.*	89	1,398
3M Co.	2,221	192,583
A.O. Smith Corp.	73	4,226
A123 Systems, Inc.*	315	2,826
AAON, Inc.	54	1,270
AAR Corp.*	100	1,866
ABM Industries, Inc.	159	3,433
Acacia Research - Acacia Technologies*	110	1,936
ACCO Brands Corp.*	138	794
Aceto Corp.	195	1,324
Actuant Corp., Class A	200	4,592
Acuity Brands, Inc.	134	5,928
Administaff, Inc.	44	1,185
Advanced Battery Technologies, Inc.*	318	1,142
Advisory Board Co./The*	25	1,104
Aecom Technology Corp.*	300	7,278
Aerovironment, Inc.*	49	1,090
AGCO Corp.*	278	10,845
Air Transport Services Group, Inc.*	307	1,870
Aircastle Ltd.	125	1,060
AirTran Holdings, Inc.*	167	1,227
Alaska Air Group, Inc.*	130	6,634
Albany International Corp., Class A	100	1,892
Alexander & Baldwin, Inc.	126	4,390
Allegiant Travel Co.	42	1,777
Alliant Techsystems, Inc.*	101	7,615
Altra Holdings, Inc.*	86	1,267
Amerco, Inc.*	28	2,225
American Commercial Lines, Inc.*	49	1,366
American Reprographics Co.*	134	1,052
American Science & Engineering, Inc.	37	2,725
American Superconductor Corp.*	133	4,136
American Woodmark Corp.	61	1,082
Ameron International Corp.	23	1,563
AMETEK, Inc.	305	14,570
Ampco-Pittsburgh Corp.	47	1,167
AMR Corp.*	1,120	7,022
Apogee Enterprises, Inc.	100	915
Applied Industrial Technologies, Inc.	150	4,590
Arkansas Best Corp.	100	2,423
Armstrong World Industries, Inc.*	62	2,574
ArvinMeritor, Inc.*	289	4,491
Astec Industries, Inc.*	52	1,484
ATC Technology Corp.*	100	2,474
Atlas Air Worldwide Holdings, Inc.*	67	3,370
Avery Dennison Corp.	347	12,881
Avis Budget Group, Inc.*	295	3,437
AZZ, Inc.	30	1,285
Babcock & Wilcox Co.*	372	7,916
Badger Meter, Inc.	38	1,538
Baldor Electric Co.	148	5,979
Barnes Group, Inc.	138	2,427
BE Aerospace, Inc.*	302	9,154
Beacon Roofing Supply, Inc.*	150	2,186
Belden, Inc.	145	3,825
Blount International, Inc.*	100	1,273
Boeing Co./The	2,362	157,167
Bowne & Co., Inc.	84	952
Brady Corp., Class A	147	4,288
Briggs & Stratton Corp.	140	2,661
Brink's Co./The	153	3,519
Bucyrus International, Inc.	244	16,921
C.H. Robinson Worldwide, Inc.	513	35,869
Carlisle Cos., Inc.	200	5,990
Cascade Corp.	19	604
Caterpillar, Inc.	1,961	154,291
CBIZ, Inc.*	200	1,186
CDI Corp.	79	1,021
Celadon Group, Inc.*	100	1,381
Cenveo, Inc.*	200	1,006
Ceradyne, Inc.*	100	2,335
Chart Industries, Inc.*	80	1,629
Chicago Bridge & Iron Co. N.V.*	304	7,433
Cintas Corp.	430	11,847
CIRCOR International, Inc.	42	1,327
CLARCOR, Inc.	164	6,335
Clean Harbors, Inc.*	60	4,065
CNH Global N.V.*	73	2,675
Colfax Corp.*	102	1,517
Columbus McKinnon Corp./NY*	73	1,211
Comfort Systems USA, Inc.	100	1,073
Consolidated Graphics, Inc.*	28	1,161
Con-way, Inc.	153	4,741
Cooper Industries plc	3,556	173,995
Copa Holdings S.A., Class A	100	5,391
Copart, Inc.*	200	6,594
Corporate Executive Board Co./The	100	3,156
Corrections Corp. of America*	369	9,107
CoStar Group, Inc.*	56	2,728
Courier Corp.	74	1,052
Covanta Holding Corp.	414	6,521
CRA International, Inc.*	30	542
Crane Co.	160	6,070
CSX Corp.	1,211	66,993
Cubic Corp.	45	1,836
Cummins, Inc.	616	55,797
Curtiss-Wright Corp.	142	4,303
Danaher Corp.	1,671	67,859
Deere & Co.	1,315	91,761
Delta Air Lines, Inc.*	2,433	28,320
Deluxe Corp.	160	3,061
DigitalGlobe, Inc.*	115	3,496
Dolan Co./The*	117	1,330
Dollar Thrifty Automotive Group, Inc.*	100	5,014
Donaldson Co., Inc.	244	11,500
Dover Corp.	558	29,133
Ducommun, Inc.	56	1,220
Dun & Bradstreet Corp.	145	10,750
Dycom Industries, Inc.*	160	1,598
Dynamex, Inc.*	72	1,098
Dynamic Materials Corp.	76	1,148
Eagle Bulk Shipping, Inc.*	221	1,154
Eaton Corp.	522	43,060
EMCOR Group, Inc.*	199	4,893
Emerson Electric Co.	2,315	121,908
Encore Wire Corp.	35	718
Ener1, Inc.*	281	1,034
Energy Recovery, Inc.*	193	693
EnergySolutions, Inc.	307	1,544
EnerNOC, Inc.*	42	1,319
EnerSys*	127	3,171
Ennis, Inc.	100	1,789
EnPro Industries, Inc.*	46	1,439
Equifax, Inc.	409	12,761
ESCO Technologies, Inc.	100	3,326
Esterline Technologies Corp.*	100	5,723
Expeditors International of Washington, Inc.	666	30,789
Exponent, Inc.*	40	1,344
Fastenal Co.	389	20,691
Federal Signal Corp.	200	1,078
FedEx Corp.	987	84,388
Flow International Corp.*	395	1,039
Flowserve Corp.	177	19,367
Fluor Corp.	566	28,034
Force Protection, Inc.*	300	1,512
Forward Air Corp.	100	2,600
Franklin Electric Co., Inc.	61	2,023
FreightCar America, Inc.	48	1,181
FTI Consulting, Inc.*	154	5,342
FuelCell Energy, Inc.*	200	246
Furmanite Corp.*	232	1,132
G&K Services, Inc., Class A	27	617
Gardner Denver, Inc.	173	9,287
GATX Corp.	150	4,398
Genco Shipping & Trading Ltd.*	100	1,594
GenCorp, Inc.*	208	1,023
Generac Holdings, Inc.*	83	1,132
General Cable Corp.*	157	4,258
General Dynamics Corp.	1,089	68,400
General Electric Co.	33,196	539,435
Genesee & Wyoming, Inc., Class A*	115	4,990
Geo Group, Inc./The*	246	5,744
GeoEye, Inc.*	56	2,267
Gibraltar Industries, Inc.*	100	898
Goodrich Corp.	383	28,239
Gorman-Rupp Co./The	47	1,295
GP Strategies Corp.*	144	1,309
Graco, Inc.	176	5,584
GrafTech International Ltd.*	379	5,924
Graham Corp.	64	993
Granite Construction, Inc.	100	2,274
Great Lakes Dredge & Dock Corp.	220	1,278
Greenbrier Cos., Inc.*	102	1,590
Griffon Corp.*	163	1,987
H&E Equipment Services, Inc.*	111	885
Harsco Corp.	254	6,243
Hawaiian Holdings, Inc.*	170	1,018
Healthcare Services Group, Inc.	150	3,419
Heartland Express, Inc.	159	2,364
HEICO Corp.	73	3,332
Heidrick & Struggles International, Inc.	34	662
Herley Industries, Inc.*	83	1,370
Herman Miller, Inc.	200	3,936
Hertz Global Holdings, Inc.*	567	6,005
Hexcel Corp.*	300	5,337
HNI Corp.	128	3,681
Honeywell International, Inc.	2,396	105,280
Horizon Lines, Inc., Class A	224	941
Houston Wire & Cable Co.	95	953
HUB Group, Inc., Class A*	113	3,306
Hubbell, Inc., Class B	176	8,932
Huron Consulting Group, Inc.*	100	2,199
ICF International, Inc.*	48	1,203
IDEX Corp.	263	9,339
IHS, Inc., Class A*	140	9,520
II-VI, Inc.*	64	2,389
Illinois Tool Works, Inc.	1,394	65,546
Ingersoll-Rand plc	992	35,424
Insituform Technologies, Inc., Class A*	100	2,418
Interface, Inc., Class A	200	2,846
Interline Brands, Inc.*	100	1,804
International Shipholding Corp.	41	1,158
Iron Mountain, Inc.	581	12,980
ITT Corp.	571	26,740
J.B. Hunt Transport Services, Inc.	259	8,987
Jacobs Engineering Group, Inc.*	395	15,287
JetBlue Airways Corp.*	829	5,546
John Bean Technologies Corp.	108	1,740
Joy Global, Inc.	340	23,909
Kadant, Inc.*	30	567
Kaman Corp.	100	2,621
Kansas City Southern*	300	11,223
KAR Auction Services, Inc.*	86	1,084
Kaydon Corp.	100	3,460
KBR, Inc.	450	11,088
Kelly Services, Inc., Class A*	100	1,173
Kennametal, Inc.	268	8,289
Kforce, Inc.*	100	1,372
Kimball International, Inc., Class B	100	583
Kirby Corp.*	168	6,730
Knight Transportation, Inc.	150	2,900
Knoll, Inc.	100	1,551
Korn/Ferry International*	169	2,795
L.B. Foster Co., Class A*	41	1,187
L-3 Communications Holdings, Inc.	6,777	489,774
LaBarge, Inc.*	105	1,311
Ladish Co., Inc.*	57	1,774
Landstar System, Inc.	167	6,450
Layne Christensen Co.*	47	1,217
Lennox International, Inc.	157	6,545
Lincoln Electric Holdings, Inc.	138	7,979
Lindsay Corp.	31	1,343
Lockheed Martin Corp.	960	68,429
LSI Industries, Inc.	100	642
M&F Worldwide Corp.*	40	974
Manitowoc Co., Inc./The	432	5,232
Manpower, Inc.	251	13,102
Marten Transport Ltd.	63	1,460
Masco Corp.	32,500	357,825
MasTec, Inc.*	195	2,012
McGrath RentCorp	100	2,395
Metalico, Inc.*	194	743
Michael Baker Corp.*	35	1,154
Middleby Corp.*	49	3,106
Mine Safety Appliances Co.	100	2,710
Mobile Mini, Inc.*	81	1,243
Moog, Inc., Class A*	144	5,113
MSC Industrial Direct Co., Class A	140	7,566
Mueller Industries, Inc.	100	2,649
Mueller Water Products, Inc., Class A	500	1,510
Multi-Color Corp.	100	1,540
MYR Group, Inc.*	101	1,655
NACCO Industries, Inc., Class A	15	1,311
Navigant Consulting, Inc.*	200	2,326
Navistar International Corp.*	210	9,164
NCI Building Systems, Inc.*	20	191
Nordson Corp.	100	7,369
Norfolk Southern Corp.	1,156	68,794
Northrop Grumman Corp.	11,772	713,736
Northwest Pipe Co.*	55	962
Old Dominion Freight Line, Inc.*	127	3,228
On Assignment, Inc.*	163	856
Orbital Sciences Corp.*	200	3,060
Orion Marine Group, Inc.*	100	1,241
Oshkosh Corp.*	269	7,397
Otter Tail Corp.	100	2,039
Owens Corning*	346	8,868
PACCAR, Inc.	1,142	54,987
Pacer International, Inc.*	100	604
Pall Corp.	370	15,407
Parker Hannifin Corp.	500	35,030
Pentair, Inc.	300	10,089
Pitney Bowes, Inc.	634	13,555
PMFG, Inc.*	91	1,552
Polypore International, Inc.*	66	1,991
Powell Industries, Inc.*	37	1,151
Precision Castparts Corp.	443	56,416
Quanex Building Products Corp.	150	2,590
Quanta Services, Inc.*	664	12,669
R.R. Donnelley & Sons Co.	624	10,583
RailAmerica, Inc.*	103	992
Raven Industries, Inc.	26	985
Raytheon Co.	1,173	53,618
RBC Bearings, Inc.*	52	1,767
Regal-Beloit Corp.	120	7,043
Republic Airways Holdings, Inc.*	100	828
Republic Services, Inc.	972	29,636
Resources Connection, Inc.	129	1,775
Robbins & Myers, Inc.	100	2,678
Robert Half International, Inc.	424	11,024
Rockwell Automation, Inc.	446	27,532
Rockwell Collins, Inc.	467	27,203
Rollins, Inc.	150	3,507
Roper Industries, Inc.	279	18,185
RSC Holdings, Inc.*	200	1,492
Rush Enterprises, Inc., Class A*	150	2,301
Ryder System, Inc.	170	7,271
Saia, Inc.*	85	1,269
Satcon Technology Corp.*	482	1,812
Schawk, Inc.	66	1,218
School Specialty, Inc.*	52	677
Seaboard Corp.	1	1,771
SFN Group, Inc.*	200	1,202
Shaw Group, Inc./The*	262	8,793
Simpson Manufacturing Co., Inc.	100	2,578
Skywest, Inc.	200	2,792
Snap-On, Inc.	172	8,000
Southwest Airlines Co.	2,309	30,179
Spirit Aerosystems Holdings, Inc., Class A*	332	6,617
SPX Corp.	158	9,998
Standex International Corp.	45	1,089
Steelcase, Inc., Class A	200	1,666
Stericycle, Inc.*	278	19,315
Sterling Construction Co., Inc.*	76	941
Sun Hydraulics Corp.	45	1,269
SYKES Enterprises, Inc.*	100	1,358
TAL International Group, Inc.	60	1,453
Taser International, Inc.*	200	776
Team, Inc.*	100	1,721
Tecumseh Products Co., Class A*	100	1,147
Teledyne Technologies, Inc.*	100	3,982
Tennant Co.	51	1,576
Terex Corp.*	338	7,747
Tetra Tech, Inc.*	200	4,194
Textainer Group Holdings Ltd.	74	1,979
Textron, Inc.	860	17,682
Thomas & Betts Corp.*	172	7,055
Timken Co.	293	11,239
Titan International, Inc.	125	1,696
Titan Machinery, Inc.*	87	1,418
Toro Co./The	100	5,623
Towers Watson & Co., Class A	136	6,688
TransDigm Group, Inc.	165	10,238
Tredegar Corp.	100	1,898
Trex Co., Inc.*	57	1,087
Trinity Industries, Inc.	220	4,899
Triumph Group, Inc.	51	3,804
TrueBlue, Inc.*	113	1,542
Tutor Perini Corp.*	67	1,346
Tyco International Ltd.	1,569	57,629
UAL Corp.*	960	22,685
Unifirst Corp.	45	1,987
Union Pacific Corp.	1,568	128,262
United Parcel Service, Inc., Class B	2,248	149,919
United Rentals, Inc.*	200	2,968
United Stationers, Inc.*	78	4,174
United Technologies Corp.	2,904	206,852
Universal Forest Products, Inc.	56	1,638
URS Corp.*	260	9,875
US Airways Group, Inc.*	500	4,625
US Ecology, Inc.	100	1,600
USA Truck, Inc.*	74	1,109
USG Corp.*	235	3,100
UTi Worldwide, Inc.	283	4,551
Valmont Industries, Inc.	73	5,285
Verisk Analytics, Inc., Class A*	300	8,403
Viad Corp.	70	1,354
Vicor Corp.	100	1,461
W.W. Grainger, Inc.	195	23,226
Wabash National Corp.*	235	1,901
WABCO Holdings, Inc.*	213	8,933
Waste Connections, Inc.*	210	8,329
Waste Management, Inc.	1,506	53,824
Watsco, Inc.	79	4,399
Watts Water Technologies, Inc., Class A	100	3,405
Werner Enterprises, Inc.	138	2,828
WESCO International, Inc.*	135	5,304
Westinghouse Air Brake Technologies Corp.	154	7,360
Woodward Governor Co.	200	6,484
		6,151,656

Information Technology — 6.0%
Accenture plc, Class A	1,939	82,388
ACI Worldwide, Inc.*	100	2,239
Acme Packet, Inc.*	118	4,477
Actel Corp.*	100	1,595
Activision Blizzard, Inc.	1,584	17,139
Actuate Corp.*	206	1,061
Acxiom Corp.*	200	3,172
ADC Telecommunications, Inc.*	382	4,840
Adobe Systems, Inc.*	1,615	42,232
ADTRAN, Inc.	155	5,471
Advanced Analogic Technologies, Inc.*	329	1,155
Advanced Energy Industries, Inc.*	100	1,306
Advanced Micro Devices, Inc.*	1,831	13,018
Advent Software, Inc.*	44	2,296
Agilent Technologies, Inc.*	1,095	36,540
Agilysys, Inc.*	80	520
Akamai Technologies, Inc.*	570	28,603
Alcatel-Lucent ADR*	67,500	228,150
Alliance Data Systems Corp.*	170	11,094
Altera Corp.	945	28,501
Amdocs Ltd.*	600	17,196
American Software, Inc./Georgia, Class A	206	1,215
Amkor Technology, Inc.*	400	2,628
Amphenol Corp., Class A	548	26,841
Anadigics, Inc.*	246	1,498
Analog Devices, Inc.	923	28,964
Anaren, Inc.*	85	1,427
Ancestry.com, Inc.*	106	2,413
Anixter International, Inc.*	100	5,399
ANSYS, Inc.*	272	11,492
AOL, Inc.*	342	8,464
Apple, Inc.*	2,831	803,296
Applied Materials, Inc.	4,097	47,853
Applied Micro Circuits Corp.*	250	2,500
ArcSight, Inc.*	53	2,309
Ariba, Inc.*	260	4,914
Arris Group, Inc.*	393	3,840
Arrow Electronics, Inc.*	359	9,596
Art Technology Group, Inc.*	400	1,652
Aruba Networks, Inc.*	296	6,317
Aspen Technology, Inc.*	164	1,701
Atheros Communications, Inc.*	200	5,270
Atmel Corp.*	1,536	12,227
ATMI, Inc.*	100	1,486
Autodesk, Inc.*	704	22,507
Automatic Data Processing, Inc.	1,544	64,894
Avago Technologies Ltd.*	313	7,046
Aviat Networks, Inc.*	279	1,141
Avid Technology, Inc.*	81	1,062
Avnet, Inc.*	461	12,452
AVX Corp.	115	1,589
Bel Fuse, Inc., Class B	57	1,187
Benchmark Electronics, Inc.*	192	3,149
Black Box Corp.	44	1,411
Blackbaud, Inc.	148	3,558
Blackboard, Inc.*	100	3,604
Blue Coat Systems, Inc.*	122	2,935
BMC Software, Inc.*	568	22,993
Bottomline Technologies (de), Inc.*	73	1,121
Brightpoint, Inc.*	313	2,188
Broadcom Corp., Class A	1,560	55,208
Broadridge Financial Solutions, Inc.	450	10,291
Brocade Communications Systems, Inc.*	1,406	8,211
Brooks Automation, Inc.*	143	960
CA, Inc.	22,095	466,646
Cabot Microelectronics Corp.*	68	2,188
CACI International, Inc., Class A*	100	4,526
Cadence Design Systems, Inc.*	794	6,058
Cass Information Systems, Inc.	38	1,304
Cavium Networks, Inc.*	168	4,832
Ceva, Inc.*	107	1,530
Checkpoint Systems, Inc.*	100	2,035
Ciber, Inc.*	200	602
Ciena Corp.*	279	4,344
Cirrus Logic, Inc.*	267	4,763
Cisco Systems, Inc.*	17,780	389,382
Citrix Systems, Inc.*	560	38,214
Cogent, Inc.*	100	1,064
Cognex Corp.	107	2,870
Cognizant Technology Solutions Corp., Class A*	939	60,537
Coherent, Inc.*	60	2,401
Cohu, Inc.	100	1,259
CommScope, Inc.*	300	7,122
CommVault Systems, Inc.*	118	3,072
Compellent Technologies, Inc.*	70	1,273
Computer Sciences Corp.	477	21,942
Compuware Corp.*	700	5,971
comScore, Inc.*	73	1,717
Comtech Telecommunications Corp.*	100	2,735
Comverge, Inc.*	111	872
Concur Technologies, Inc.*	129	6,378
Constant Contact, Inc.*	60	1,286
Convergys Corp.*	312	3,260
CoreLogic, Inc.	323	6,189
Corning, Inc.	4,887	89,334
Cray, Inc.*	199	1,313
Cree, Inc.*	330	17,916
CSG Systems International, Inc.*	104	1,896
CTS Corp.	100	962
Cymer, Inc.*	100	3,708
Cypress Semiconductor Corp.*	491	6,177
Daktronics, Inc.	200	1,964
DealerTrack Holdings, Inc.*	100	1,708
Dell, Inc.*	23,946	310,340
Deltek, Inc.*	29	232
DG FastChannel, Inc.*	60	1,305
Diamond Management & Technology Consultants, Inc.	153	1,912
Diebold, Inc.	200	6,218
Digi International, Inc.*	111	1,053
Digital River, Inc.*	139	4,732
Diodes, Inc.*	100	1,709
DivX, Inc.*	167	1,592
Dolby Laboratories, Inc., Class A*	168	9,544
DSP Group, Inc.*	100	700
DST Systems, Inc.	80	3,587
DTS, Inc.*	34	1,298
Earthlink, Inc.	400	3,636
eBay, Inc.*	3,608	88,035
Ebix, Inc.*	73	1,712
Echelon Corp.*	100	855
EchoStar Corp., Class A*	93	1,774
Electro Rent Corp.	87	1,155
Electro Scientific Industries, Inc.*	100	1,111
Electronic Arts, Inc.*	1,041	17,104
Electronics for Imaging, Inc.*	98	1,188
EMC Corp.*	6,391	129,801
EMS Technologies, Inc.*	72	1,341
Emulex Corp.*	300	3,132
Energy Conversion Devices, Inc.*	200	1,004
Entegris, Inc.*	350	1,634
Entropic Communications, Inc.*	233	2,237
Epicor Software Corp.*	200	1,740
EPIQ Systems, Inc.	100	1,226
Equinix, Inc.*	151	15,455
Euronet Worldwide, Inc.*	134	2,411
Evergreen Solar, Inc.*	1,097	805
Exar Corp.*	100	599
ExlService Holdings, Inc.*	71	1,381
Extreme Networks*	219	681
F5 Networks, Inc.*	247	25,641
Factset Research Systems, Inc.	135	10,953
Fair Isaac Corp.	153	3,773
Fairchild Semiconductor International, Inc.*	348	3,271
FARO Technologies, Inc.*	47	1,025
FEI Co.*	100	1,957
Fidelity National Information Services, Inc.	841	22,816
Finisar Corp.*	215	4,040
First Solar, Inc.*	175	25,786
Fiserv, Inc.*	461	24,811
FLIR Systems, Inc.*	482	12,387
Formfactor, Inc.*	133	1,144
Forrester Research, Inc.*	40	1,323
Fortinet, Inc.*	182	4,550
Gartner, Inc.*	200	5,888
Genpact Ltd.*	200	3,546
Global Cash Access Holdings, Inc.*	100	408
Global Payments, Inc.	254	10,894
Globecomm Systems, Inc.*	159	1,331
Google, Inc., Class A*	761	400,126
GSI Commerce, Inc.*	186	4,594
GT Solar International, Inc.*	324	2,712
Harmonic, Inc.*	300	2,064
Harris Corp.	380	16,830
Heartland Payment Systems, Inc.	100	1,522
Hewitt Associates, Inc., Class A*	270	13,616
Hewlett-Packard Co.	17,154	721,669
Hittite Microwave Corp.*	70	3,335
Hughes Communications, Inc.*	43	1,172
IAC/InterActiveCorp*	295	7,750
iGate Corp.	120	2,177
Imation Corp.*	106	989
Immersion Corp.*	212	1,253
Infinera Corp.*	230	2,684
Informatica Corp.*	254	9,756
Infospace, Inc.*	100	866
Ingram Micro, Inc., Class A*	500	8,430
Insight Enterprises, Inc.*	118	1,846
Integral Systems, Inc./MD*	122	900
Integrated Device Technology, Inc.*	468	2,738
Intel Corp.	17,367	333,967
Interactive Intelligence, Inc.*	65	1,144
InterDigital, Inc.*	133	3,938
Intermec, Inc.*	200	2,452
Internap Network Services Corp.*	219	1,075
International Business Machines Corp.	4,005	537,231
International Rectifier Corp.*	231	4,872
Internet Brands, Inc., Class A*	124	1,647
Internet Capital Group, Inc.*	100	1,103
Intersil Corp., Class A	380	4,442
Intevac, Inc.*	100	1,001
Intuit, Inc.*	864	37,852
IPG Photonics Corp.*	79	1,907
Isilon Systems, Inc.*	136	3,030
Itron, Inc.*	126	7,715
Ixia*	100	1,240
IXYS Corp.*	140	1,337
j2 Global Communications, Inc.*	148	3,521
Jabil Circuit, Inc.	600	8,646
Jack Henry & Associates, Inc.	250	6,375
JDA Software Group, Inc.*	100	2,536
JDS Uniphase Corp.*	664	8,227
Juniper Networks, Inc.*	1,588	48,196
Kenexa Corp.*	85	1,489
Keynote Systems, Inc.	107	1,243
KLA-Tencor Corp.	518	18,249
Knot, Inc./The*	100	913
Kopin Corp.*	323	1,147
Kulicke & Soffa Industries, Inc.*	200	1,238
KVH Industries, Inc.*	93	1,396
L-1 Identity Solutions, Inc.*	201	2,358
Lam Research Corp.*	410	17,158
Lattice Semiconductor Corp.*	400	1,900
Lawson Software, Inc.*	399	3,380
Lender Processing Services, Inc.	304	10,102
Lexmark International, Inc., Class A*	248	11,066
Linear Technology Corp.	700	21,511
Lionbridge Technologies, Inc.*	310	1,333
Liquidity Services, Inc.*	104	1,665
Littelfuse, Inc.*	65	2,840
LivePerson, Inc.*	150	1,260
LogMeIn, Inc.*	69	2,483
LoopNet, Inc.*	106	1,255
Loral Space & Communications, Inc.*	34	1,775
LSI Corp.*	2,093	9,544
LTX-Credence Corp.*	589	1,231
Manhattan Associates, Inc.*	48	1,409
ManTech International Corp., Class A*	71	2,812
Marchex, Inc., Class B	100	545
Marvell Technology Group Ltd.*	1,729	30,275
Mastercard, Inc., Class A	325	72,800
Maxim Integrated Products, Inc.	887	16,418
MAXIMUS, Inc.	55	3,387
Maxwell Technologies, Inc.*	99	1,446
McAfee, Inc.*	486	22,968
Measurement Specialties, Inc.*	75	1,386
MEMC Electronic Materials, Inc.*	702	8,368
Mentor Graphics Corp.*	300	3,171
Mercury Computer Systems, Inc.*	100	1,203
Methode Electronics, Inc.	100	908
Micrel, Inc.	89	878
Microchip Technology, Inc.	600	18,870
Micron Technology, Inc.*	2,646	19,078
MICROS Systems, Inc.*	257	10,879
Microsemi Corp.*	228	3,910
Microsoft Corp.	33,831	828,521
MicroStrategy, Inc., Class A*	26	2,252
Microtune, Inc.*	200	580
Microvision, Inc.*	347	760
Mindspeed Technologies, Inc.*	219	1,702
MIPS Technologies, Inc.*	259	2,520
MKS Instruments, Inc.*	140	2,517
ModusLink Global Solutions, Inc.*	160	1,016
Molex, Inc.	426	8,916
MoneyGram International, Inc.*	328	800
Monolithic Power Systems, Inc.*	100	1,633
Monotype Imaging Holdings, Inc.*	123	1,125
Monster Worldwide, Inc.*	402	5,210
Motorola, Inc.*	7,204	61,450
Move, Inc.*	500	1,115
MTS Systems Corp.	50	1,550
Multi-Fineline Electronix, Inc.*	49	1,078
Nanometrics, Inc.*	104	1,565
National Instruments Corp.	165	5,389
National Semiconductor Corp.	700	8,939
NCI, Inc., Class A*	43	814
NCR Corp.*	501	6,829
NetApp, Inc.*	1,058	52,678
Netezza Corp.*	134	3,611
NETGEAR, Inc.*	100	2,701
NetLogic Microsystems, Inc.*	215	5,930
NetScout Systems, Inc.*	100	2,051
NetSuite, Inc.*	86	2,027
Network Equipment Technologies, Inc.*	216	745
NeuStar, Inc., Class A*	230	5,718
Newport Corp.*	100	1,134
NIC, Inc.	169	1,401
Novatel Wireless, Inc.*	100	788
Novell, Inc.*	1,076	6,424
Novellus Systems, Inc.*	259	6,884
Nuance Communications, Inc.*	740	11,574
NVE Corp.*	25	1,076
NVIDIA Corp.*	1,738	20,300
Oclaro, Inc.*	148	2,369
Omnivision Technologies, Inc.*	135	3,110
ON Semiconductor Corp.*	1,354	9,762
OpenTable, Inc.*	46	3,132
Openwave Systems, Inc.*	508	864
Oplink Communications, Inc.*	67	1,329
OPNET Technologies, Inc.	75	1,361
Oracle Corp.	11,896	319,408
OSI Systems, Inc.*	43	1,562
Parametric Technology Corp.*	360	7,034
Park Electrochemical Corp.	36	948
Paychex, Inc.	972	26,720
Pegasystems, Inc.	46	1,428
Perficient, Inc.*	105	960
Pericom Semiconductor Corp.*	115	999
Photronics, Inc.*	234	1,238
Plantronics, Inc.	153	5,168
Plexus Corp.*	125	3,669
PLX Technology, Inc.*	219	793
PMC – Sierra, Inc.*	713	5,248
Polycom, Inc.*	260	7,093
Power Integrations, Inc.	71	2,257
Power-One, Inc.*	300	2,727
Powerwave Technologies, Inc.*	953	1,734
Progress Software Corp.*	139	4,601
PROS Holdings, Inc.*	124	1,151
QLogic Corp.*	379	6,686
QUALCOMM, Inc.	5,111	230,608
Quantum Corp.*	800	1,696
Quest Software, Inc.*	200	4,918
Rackspace Hosting, Inc.*	299	7,768
Radiant Systems, Inc.*	88	1,505
Radisys Corp.*	100	942
Rambus, Inc.*	303	6,315
RealNetworks, Inc.*	400	1,304
Red Hat, Inc.*	600	24,600
RF Micro Devices, Inc.*	816	5,010
RightNow Technologies, Inc.*	67	1,320
Rimage Corp.*	83	1,365
Riverbed Technology, Inc.*	182	8,296
Rofin-Sinar Technologies, Inc.*	75	1,903
Rogers Corp.*	27	850
Rovi Corp.*	323	16,282
Rubicon Technology, Inc.*	51	1,157
Rudolph Technologies, Inc.*	137	1,138
S1 Corp.*	225	1,172
SAIC, Inc.*	970	15,501
Salesforce.com, Inc.*	361	40,360
SanDisk Corp.*	694	25,435
Sanmina-SCI Corp.*	227	2,742
Sapient Corp.	300	3,591
SAVVIS, Inc.*	106	2,234
Scansource, Inc.*	65	1,803
SeaChange International, Inc.*	153	1,134
Seagate Technology plc*	1,538	18,118
Semtech Corp.*	200	4,038
ShoreTel, Inc.*	185	918
Sigma Designs, Inc.*	100	1,149
Silicon Graphics International Corp.*	112	869
Silicon Image, Inc.*	300	1,434
Silicon Laboratories, Inc.*	153	5,607
Skyworks Solutions, Inc.*	600	12,408
SMART Modular Technologies (WWH), Inc.*	150	904
Smith Micro Software, Inc.*	136	1,352
SolarWinds, Inc.*	157	2,710
Solera Holdings, Inc.	231	10,201
Sonic Solutions, Inc.*	230	2,617
Sonus Networks, Inc.*	820	2,895
Sourcefire, Inc.*	104	2,999
Spectrum Control, Inc.*	94	1,384
SRA International, Inc., Class A*	122	2,406
Stamps.com, Inc.*	100	1,300
Standard Microsystems Corp.*	43	981
STEC, Inc.*	94	1,170
Stratasys, Inc.*	49	1,358
SuccessFactors, Inc.*	248	6,227
SunPower Corp., Class A*	324	4,666
Super Micro Computer, Inc.*	71	738
Supertex, Inc.*	44	973
support.com, Inc.*	352	1,612
Sycamore Networks, Inc.	60	1,945
Symantec Corp.*	2,445	37,091
Symmetricom, Inc.*	200	1,144
Synaptics, Inc.*	102	2,870
Synchronoss Technologies, Inc.*	61	1,086
SYNNEX Corp.*	56	1,576
Synopsys, Inc.*	475	11,766
Syntel, Inc.	42	1,869
Take-Two Interactive Software, Inc.*	106	1,075
Taleo Corp., Class A*	115	3,334
Tech Data Corp.*	162	6,529
Technitrol, Inc.	218	961
Tekelec*	200	2,592
TeleCommunication Systems, Inc., Class A*	164	641
TeleTech Holdings, Inc.*	100	1,484
Tellabs, Inc.	1,267	9,439
Teradata Corp.*	535	20,630
Teradyne, Inc.*	500	5,570
Terremark Worldwide, Inc.*	165	1,706
Tessera Technologies, Inc.*	141	2,608
Texas Instruments, Inc.	3,780	102,589
THQ, Inc.*	161	647
TIBCO Software, Inc.*	524	9,296
Tier Technologies, Inc.*	165	914
TiVo, Inc.*	330	2,990
TNS, Inc.*	100	1,695
Total System Services, Inc.	500	7,620
Trimble Navigation Ltd.*	358	12,544
TriQuint Semiconductor, Inc.*	500	4,800
TTM Technologies, Inc.*	200	1,958
Tyco Electronics Ltd.	19,850	580,017
Tyler Technologies, Inc.*	100	2,016
Ultimate Software Group, Inc.*	64	2,473
Ultratech, Inc.*	100	1,710
Unisys Corp.*	144	4,018
United Online, Inc.	200	1,144
Universal Display Corp.*	100	2,350
UTStarcom, Inc.*	300	651
ValueClick, Inc.*	300	3,924
Varian Semiconductor Equipment Associates, Inc.*	238	6,850
VASCO Data Security International, Inc.*	100	650
Veeco Instruments, Inc.*	126	4,394
VeriFone Systems, Inc.*	229	7,115
VeriSign, Inc.*	533	16,917
Viasat, Inc.*	100	4,111
VirnetX Holding Corp.	121	1,776
Visa, Inc., Class A	1,475	109,533
Vishay Intertechnology, Inc.*	594	5,750
Vishay Precision Group, Inc.*	42	656
VistaPrint N.V.*	126	4,870
VMware, Inc., Class A*	224	19,027
Vocus, Inc.*	69	1,275
Volterra Semiconductor Corp.*	60	1,291
WebMD Health Corp.*	166	8,278
Websense, Inc.*	132	2,342
Western Digital Corp.*	692	19,646
Western Union Co./The	2,088	36,895
Wright Express Corp.*	139	4,964
Xerox Corp.	4,200	43,470
Xilinx, Inc.	854	22,725
Xyratex Ltd.*	124	1,840
Yahoo! Inc.*	4,282	60,676
Zebra Technologies Corp., Class A*	173	5,820
Zix Corp.*	525	1,491
Zoran Corp.*	200	1,528
		9,542,484
Materials — 1.5%
A. Schulman, Inc.	98	1,975
A.M. Castle & Co.*	89	1,179
Air Products & Chemicals, Inc.	659	54,578
Airgas, Inc.	259	17,599
AK Steel Holding Corp.	360	4,972
Albemarle Corp.	282	13,200
Alcoa, Inc.	3,117	37,747
Allegheny Technologies, Inc.	300	13,935
Allied Nevada Gold Corp.*	259	6,864
AMCOL International Corp.	100	2,619
American Vanguard Corp.	143	884
AptarGroup, Inc.	200	9,134
Arch Chemicals, Inc.	65	2,281
Ashland, Inc.	250	12,193
Balchem Corp.	64	1,975
Ball Corp.	266	15,654
Bemis Co., Inc.	296	9,398
Boise, Inc.*	180	1,168
Brush Engineered Materials, Inc.*	41	1,166
Buckeye Technologies, Inc.	114	1,677
Cabot Corp.	209	6,807
Calgon Carbon Corp.*	200	2,900
Carpenter Technology Corp.	137	4,618
Celanese Corp., Series A	504	16,178
Century Aluminum Co.*	160	2,107
CF Industries Holdings, Inc.	223	21,297
Clearwater Paper Corp.*	39	2,967
Cliffs Natural Resources, Inc.	415	26,527
Coeur d’Alene Mines Corp.*	265	5,279
Commercial Metals Co.	348	5,043
Compass Minerals International, Inc.	100	7,662
Crown Holdings, Inc.*	500	14,330
Cytec Industries, Inc.	150	8,457
Deltic Timber Corp.	27	1,210
Domtar Corp.	131	8,460
Dow Chemical Co./The	3,607	99,048
E.I. Du Pont de Nemours & Co.	2,829	126,230
Eagle Materials, Inc.	128	3,034
Eastman Chemical Co.	204	15,096
Ecolab, Inc.	717	36,381
Ferro Corp.*	257	3,313
FMC Corp.	203	13,887
Freeport-McMoRan Copper & Gold, Inc.	1,475	125,950
General Moly, Inc.*	331	1,211
Georgia Gulf Corp.*	114	1,863
Globe Specialty Metals, Inc.*	176	2,471
Golden Star Resources Ltd.*	717	3,542
Graham Packaging Co., Inc.*	94	1,111
Graphic Packaging Holding Co.*	345	1,152
Greif, Inc., Class A	100	5,884
H.B. Fuller Co.	148	2,941
Haynes International, Inc.	33	1,152
Headwaters, Inc.*	246	886
Hecla Mining Co.*	675	4,266
Horsehead Holding Corp.*	100	987
Huntsman Corp.	500	5,780
Innophos Holdings, Inc.	45	1,490
International Flavors & Fragrances, Inc.	254	12,324
International Paper Co.	1,351	29,384
Intrepid Potash, Inc.*	143	3,728
Jaguar Mining, Inc.*	461	2,997
Kaiser Aluminum Corp.	46	1,968
KapStone Paper and Packaging Corp.*	98	1,190
Koppers Holdings, Inc.	53	1,424
Kraton Performance Polymers, Inc.*	65	1,765
Landec Corp.*	184	1,143
Louisiana-Pacific Corp.*	416	3,149
LSB Industries, Inc.*	78	1,448
Lubrizol Corp.	217	22,995
Martin Marietta Materials, Inc.	126	9,698
MeadWestvaco Corp.	552	13,458
Minerals Technologies, Inc.	54	3,182
Molycorp, Inc.*	86	2,433
Monsanto Co.	1,735	83,159
Mosaic Co./The	500	29,380
Myers Industries, Inc.	100	859
Nalco Holding Co.	363	9,151
Neenah Paper, Inc.	18	274
NewMarket Corp.	29	3,297
Newmont Mining Corp.	1,466	92,079
Nucor Corp.	951	36,328
Olin Corp.	239	4,818
Olympic Steel, Inc.	35	805
OM Group, Inc.*	100	3,012
Omnova Solutions, Inc.*	154	1,107
Owens-Illinois, Inc.*	532	14,928
P.H. Glatfelter Co.	115	1,398
Packaging Corp. of America	337	7,808
Pactiv Corp.*	428	14,115
PolyOne Corp.*	300	3,627
PPG Industries, Inc.	5,401	393,193
Praxair, Inc.	948	85,566
Quaker Chemical Corp.	43	1,400
Reliance Steel & Aluminum Co.	245	10,175
Rock-Tenn Co., Class A	127	6,326
Rockwood Holdings, Inc.*	151	4,752
Royal Gold, Inc.	162	8,074
RPM International, Inc.	408	8,127
RTI International Metals, Inc.*	100	3,062
Schnitzer Steel Industries, Inc., Class A	65	3,138
Schweitzer-Mauduit International, Inc.	54	3,149
Scotts Miracle-Gro Co./The, Class A	146	7,553
Sealed Air Corp.	511	11,487
Sensient Technologies Corp.	152	4,634
Sherwin-Williams Co./The	4,725	355,037
Sigma-Aldrich Corp.	378	22,824
Silgan Holdings, Inc.	162	5,135
Solutia, Inc.*	359	5,751
Sonoco Products Co.	300	10,032
Southern Copper Corp.	517	18,157
Spartech Corp.*	100	821
Steel Dynamics, Inc.	682	9,623
Stepan Co.	21	1,241
Stillwater Mining Co.*	100	1,684
STR Holdings, Inc.*	61	1,314
Temple-Inland, Inc.	343	6,400
Texas Industries, Inc.	66	2,080
Thompson Creek Metals Co., Inc.*	424	4,571
Titanium Metals Corp.*	300	5,988
United States Steel Corp.	447	19,596
Universal Stainless & Alloy*	50	1,228
US Gold Corp.*	415	2,063
Valspar Corp.	327	10,415
Vulcan Materials Co.	404	14,916
Walter Industries, Inc.	176	14,307
Wausau Paper Corp.*	100	829
Westlake Chemical Corp.	62	1,856
Weyerhaeuser Co.	1,819	28,667
Worthington Industries, Inc.	200	3,006
WR Grace & Co.*	229	6,398
Zep, Inc.	47	820
Zoltek Cos., Inc.*	100	972
		2,326,513
Telecommunication Services — 0.7%
AboveNet, Inc.*	80	4,167
Alaska Communications Systems Group, Inc.	100	1,015
American Tower Corp., Class A*	1,265	64,844
AT&T, Inc.	18,397	526,154
Atlantic Tele-Network, Inc.	27	1,330
Cbeyond, Inc.*	100	1,283
CenturyLink, Inc.	896	35,356
Cincinnati Bell, Inc.*	800	2,136
Clearwire Corp., Class A*	455	3,681
Cogent Communications Group, Inc.*	121	1,146
Consolidated Communications Holdings, Inc.	67	1,251
Crown Castle International Corp.*	904	39,912
Frontier Communications Corp.	2,967	24,240
General Communication, Inc., Class A*	200	1,994
Global Crossing Ltd.*	78	1,003
Leap Wireless International, Inc.*	180	2,223
Level 3 Communications, Inc.*	5,500	5,155
MetroPCS Communications, Inc.*	800	8,368
Neutral Tandem, Inc.*	124	1,482
NII Holdings, Inc.*	529	21,742
NTELOS Holdings Corp.	100	1,692
PAETEC Holding Corp.*	323	1,328
Premiere Global Services, Inc.*	200	1,416
Qwest Communications International, Inc.	5,279	33,099
SBA Communications Corp., Class A*	374	15,072
Shenandoah Telecommunications Co.	100	1,817
Sprint Nextel Corp.*	9,199	42,591
Syniverse Holdings, Inc.*	200	4,534
Telephone & Data Systems, Inc.	265	8,692
tw telecom, inc.*	478	8,876
United States Cellular Corp.*	51	2,344
USA Mobility, Inc.	100	1,603
Verizon Communications, Inc.	8,796	286,662
Vonage Holdings Corp.*	830	2,117
Windstream Corp.	1,529	18,791
		1,179,116

Utilities — 1.1%
AES Corp./The*	2,225	25,254
AGL Resources, Inc.	227	8,708
Allegheny Energy, Inc.	553	13,560
Allete, Inc.	100	3,643
Alliant Energy Corp.	359	13,050
Ameren Corp.	690	19,596
American Electric Power Co., Inc.	1,459	52,860
American States Water Co.	34	1,216
American Water Works Co., Inc.	542	12,612
Aqua America, Inc.	400	8,160
Atmos Energy Corp.	312	9,126
Avista Corp.	200	4,176
Black Hills Corp.	139	4,337
California Water Service Group	49	1,811
Calpine Corp.*	1,099	13,683
CenterPoint Energy, Inc.	1,280	20,122
CH Energy Group, Inc.	49	2,164
Cleco Corp.	200	5,924
CMS Energy Corp.	743	13,389
Consolidated Edison, Inc.	876	42,241
Consolidated Water Co. Ltd.	86	815
Constellation Energy Group, Inc.	538	17,345
Dominion Resources, Inc.	1,866	81,470
DPL, Inc.	356	9,302
DTE Energy Co.	532	24,435
Duke Energy Corp.	4,073	72,133
Dynegy, Inc.*	303	1,476
Edison International	9,333	320,962
El Paso Electric Co.*	114	2,711
Empire District Electric Co./The	100	2,015
Energen Corp.	200	9,144
Entergy Corp.	594	45,459
Exelon Corp.	2,119	90,227
FirstEnergy Corp.	973	37,499
Great Plains Energy, Inc.	428	8,089
Hawaiian Electric Industries, Inc.	300	6,762
IDACORP, Inc.	143	5,137
Integrys Energy Group, Inc.	240	12,494
ITC Holdings Corp.	156	9,711
Laclede Group, Inc./The	55	1,893
MDU Resources Group, Inc.	600	11,970
MGE Energy, Inc.	42	1,663
Middlesex Water Co.	71	1,196
Mirant Corp.*	443	4,412
National Fuel Gas Co.	241	12,486
New Jersey Resources Corp.	118	4,628
NextEra Energy, Inc.	1,309	71,196
Nicor, Inc.	158	7,240
NiSource, Inc.	791	13,763
Northeast Utilities	563	16,648
Northwest Natural Gas Co.	74	3,511
NorthWestern Corp.	100	2,850
NRG Energy, Inc.*	737	15,344
NSTAR	350	13,772
NV Energy, Inc.	743	9,770
OGE Energy Corp.	300	11,961
Oneok, Inc.	343	15,449
Ormat Technologies, Inc.	53	1,546
Pepco Holdings, Inc.	688	12,797
PG&E Corp.	1,125	51,097
Piedmont Natural Gas Co., Inc.	258	7,482
Pinnacle West Capital Corp.	331	13,660
PNM Resources, Inc.	300	3,417
Portland General Electric Co.	262	5,313
PPL Corp.	1,565	42,615
Progress Energy, Inc.	870	38,645
Public Service Enterprise Group, Inc.	1,604	53,060
Questar Corp.	518	9,080
RRI Energy, Inc.*	1,134	4,026
SCANA Corp.	368	14,838
Sempra Energy	776	41,749
SJW Corp.	40	985
South Jersey Industries, Inc.	100	4,947
Southern Co./The	2,559	95,297
Southwest Gas Corp.	150	5,038
TECO Energy, Inc.	684	11,847
UGI Corp.	354	10,128
UIL Holdings Corp.	66	1,859
Unisource Energy Corp.	100	3,343
Vectren Corp.	252	6,519
Westar Energy, Inc.	338	8,190
WGL Holdings, Inc.	166	6,271
Wisconsin Energy Corp.	376	21,733
Xcel Energy, Inc.	1,371	31,492
		1,759,544
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $49,710,542)		53,669,598

Investment Companies (Active International & Global Equities) (12.5%)
Dodge & Cox Global Stock Fund	6,500,000	11,174,332
Longleaf Partners International Fund	9,550,000	8,880,764
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		20,055,096

	Cost	Fair Value
Partnership (Active Domestic & International Equity) — (17.7)%
Partnership (Active Domestic Equity) — 0.8%
ValueAct Capital Partners II, L.P.(a)	$2,044,683	$1,236,000
Partnership (Active International Equity) — 16.9%
Harris Associates International Value, L.P.(a)	8,000,000	14,839,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)	37,450	3,000
Walter Scott International Fund, LLC(a)	9,100,000	12,218,000
Total Partnerships (Active Domestic & International Equities)
(Cost $19,182,133)		28,296,000

TOTAL EQUITY INVESTMENTS
(Cost $84,942,675)		102,020,694

ALTERNATIVE ASSETS (27.4%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)	7,951,200	11,230,000
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	3,785,000
Perry Partners, L.P.(a)	6,319,726	7,606,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	8,949,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,579,000
Millgate Partners II, L.P.(a)	4,000,000	3,657,000
Royal Capital Value Fund (QP), L.P.(a)	3,500,000	3,996,000

TOTAL ALTERNATIVE ASSETS
(Cost $36,520,926)		43,802,000

	Principal Amount	Fair Value
FIXED INCOME INVESTMENTS (7.8%)
Certificate of Deposit (0.0%)
Bank of Nova Scotia/TX, 0.54%, due 03/05/12	$50,000	$50,136

Corporate Bonds (3.9%)
Consumer Discretionary — 0.4%
CBS Corp., 8.88%, due 05/15/19	25,000	32,589
Comcast Corp., 5.15%, due 03/01/20	58,000	63,388
COX Communications, Inc., 5.45%, due 12/15/14	40,000	45,249
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11	59,000	61,605
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, due 10/01/14	60,000	65,531
Discovery Communications LLC, 3.70%, due 06/01/15	22,000	23,312
Home Depot, Inc., 5.40%, due 03/01/16	50,000	56,929
NBC Universal, Inc., 3.65%, due 04/30/15(b)	45,000	47,500
News America, Inc., 6.65%, due 11/15/37	29,000	33,358
Nordstrom, Inc., 4.75%, due 05/01/20	40,000	42,792
Omnicom Group, Inc., 5.90%, due 04/15/16	50,000	57,654
Time Warner Cable, Inc., 6.75%, due 06/15/39	23,000	26,541
Time Warner Cable, Inc., 7.50%, due 04/01/14	10,000	11,786
Time Warner, Inc., 3.15%, due 07/15/15	25,000	25,913
Time Warner, Inc., 4.70%, due 01/15/21	35,000	37,086
Viacom, Inc., 4.38%, due 09/15/14	11,000	11,940
		643,173
Consumer Staples — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 1.02%, due 03/26/13(c)	50,000	50,345
Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	43,000	48,538
Corn Products International, Inc., 4.63%, due 11/01/20	20,000	20,459
Costco Wholesale Corp., 5.50%, due 03/15/17	32,000	38,011
CVS Caremark Corp., 3.25%, due 05/18/15	45,000	47,004
CVS Caremark Corp., 6.13%, due 09/15/39	25,000	27,598
Diageo Finance B.V., 3.88%, due 04/01/11	50,000	50,825
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18	40,000	49,490
General Mills, Inc., 6.00%, due 02/15/12	39,000	41,597
Genzyme Corp., 3.63%, due 06/15/15(b)	40,000	42,418
Kellogg Co., 5.13%, due 12/03/12	44,000	47,806
Kraft Foods, Inc., 5.38%, due 02/10/20	25,000	27,926
Kroger Co./The, 7.50%, due 01/15/14	15,000	17,726
Kroger Co./The, 7.50%, due 04/01/31	17,000	21,944
PepsiAmericas, Inc., 5.63%, due 05/31/11	50,000	51,628
Reynolds American, Inc., 0.99%, due 06/15/11(c)	20,000	20,022
Safeway, Inc., 7.25%, due 02/01/31	16,000	19,752
Wm. Wrigley Jr. Co., 1.66%, due 06/28/11(b)(c)	70,000	70,030
Wm. Wrigley Jr. Co., 2.45%, due 06/28/12(b)	45,000	45,414
Wm. Wrigley Jr. Co., 3.70%, due 06/30/14(b)	65,000	67,309
Woolworths Ltd., 4.00%, due 09/22/20(b)	30,000	30,576
		836,418
Energy — 0.4%
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	15,000	16,721
Devon Financing Corp. ULC, 6.88%, due 09/30/11	75,000	79,344
Encana Corp., 6.50%, due 08/15/34	14,000	16,284
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	30,000	33,874
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	55,000	62,115
Kinder Morgan Energy Partners, L.P., 6.75%, due 03/15/11	50,000	51,262
Marathon Oil Corp., 5.90%, due 03/15/18	16,000	18,468
Petro-Canada, 6.05%, due 05/15/18	31,000	36,090
Petroleos Mexicanos, 6.00%, due 03/05/20(b)	90,000	99,450
Shell International Finance B.V., 1.30%, due 09/22/11	100,000	100,877
TransCanada PipeLines Ltd., 7.25%, due 08/15/38	20,000	25,580
Valero Energy Corp., 6.88%, due 04/15/12	51,000	54,776
		594,841
Financials — 1.2%
American Express Co., 8.13%, due 05/20/19	20,000	25,828
American Express Credit Corp. MTN, Series D, 5.13%, due 08/25/14	45,000	49,849
Ameriprise Financial, Inc., 5.30%, due 03/15/20	16,000	17,678
AngloGold Ashanti Holdings plc, 5.38%, due 04/15/20	50,000	52,894
Bank of America Corp., 3.70%, due 09/01/15	10,000	10,103
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	30,000	32,717
Boston Properties LP, 6.25%, due 01/15/13	23,000	25,309
Caisse Centrale Desjardins du Quebec, 1.70%, due 09/16/13(b)	30,000	30,217
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	24,000	25,715
Chubb Corp., 6.38%, due 03/29/67(c)	40,000	39,400
Citigroup, Inc., 2.38%, due 08/13/13(c)	30,000	30,211
Citigroup, Inc., 6.00%, due 12/13/13	15,000	16,446
Citigroup, Inc., 6.01%, due 01/15/15	30,000	32,982
CME Group, Inc., 5.40%, due 08/01/13	25,000	27,964
Credit Suisse AG, 5.40%, due 01/14/20	20,000	21,335
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	111,760
General Electric Capital Corp., 4.38%, due 09/16/20	30,000	30,111
General Electric Capital Corp. MTN, 1.88%, due 09/16/13	140,000	140,421
General Electric Capital Corp. MTN, 3.50%, due 06/29/15	50,000	52,312
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	48,000	48,750
General Electric Capital Corp. MTN, Series G, 0.29%, due 09/21/12(c)	50,000	50,029
Goldman Sachs Group, Inc./The, 3.70%, due 08/01/15	10,000	10,231
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	15,000	16,638
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	15,000	15,591
Health Care REIT, Inc., 4.70%, due 09/15/17	35,000	35,368
John Deere Capital Corp., 7.00%, due 03/15/12	25,000	27,190
John Deere Capital Corp. MTN, 5.35%, due 01/17/12	50,000	52,901
JPMorgan Chase & Co., 0.80%, due 12/02/10(c)	100,000	100,086
JPMorgan Chase & Co., 6.30%, due 04/23/19	30,000	34,766
KeyCorp MTN, 6.50%, due 05/14/13	30,000	32,878
Landwirtschaftliche Rentenbank, 5.25%, due 07/15/11	75,000	77,855
Macquarie Group Ltd., 6.00%, due 01/14/20(b)	140,000	146,395
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	15,000	16,825
MetLife, Inc., 6.75%, due 06/01/16	25,000	29,844
MetLife, Inc., 10.75%, due 08/01/39	15,000	19,463
NASDAQ OMX Group, Inc./The, 5.55%, due 01/15/20	30,000	31,881
Nissan Motor Acceptance Corp., 4.50%, due 01/30/15(b)	25,000	26,584
NYSE Euronext, 4.80%, due 06/28/13	30,000	32,648
PACCAR Financial Corp. MTN, 0.71%, due 04/05/13(c)	20,000	20,025
PNC Funding Corp., 4.38%, due 08/11/20	35,000	35,804
Prudential Financial, Inc. MTN, 4.75%, due 09/17/15	45,000	48,666
Simon Property Group LP, 6.13%, due 05/30/18	24,000	27,851
Toyota Motor Credit Corp. MTN, 1.38%, due 08/12/13	30,000	30,233
U.S. Bancorp MTN, 1.38%, due 09/13/13	30,000	30,138
Vornado Realty LP, 4.25%, due 04/01/15	49,000	50,710
Wells Fargo & Co., 4.38%, due 01/31/13	24,000	25,613
Westpac Banking Corp., 1.08%, due 04/08/13(b)(c)	100,000	100,000
		1,948,215
Health Care — 0.4%
Aetna, Inc., 5.75%, due 06/15/11	39,000	40,338
Express Scripts, Inc., 7.25%, due 06/15/19	40,000	50,302
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	25,000	27,497
McKesson Corp., 5.25%, due 03/01/13	27,000	29,331
Medco Health Solutions, Inc., 7.25%, due 08/15/13	25,000	28,879
Pfizer, Inc., 2.24%, due 03/15/11(c)	100,000	100,871
Teva Pharmaceutical Finance III LLC, 0.69%, due 12/19/11(c)	120,000	120,436
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	45,855
UnitedHealth Group, Inc., 5.38%, due 03/15/16	21,000	23,923
Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	40,000	43,578
WellPoint, Inc., 5.85%, due 01/15/36	26,000	27,342
Wyeth, 5.50%, due 02/01/14	42,000	47,664
		586,016
Industrials — 0.2%
3M Co. MTN, 4.50%, due 11/01/11	100,000	104,387
BAE Systems Holdings, Inc., 6.40%, due 12/15/11(b)	30,000	31,598
CSX Corp., 6.75%, due 03/15/11	30,000	30,755
Embraer Overseas Ltd., 6.38%, due 01/15/20	50,000	54,750
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	25,000	28,024
		249,514
Information Technology — 0.2%
Cisco Systems, Inc., 5.90%, due 02/15/39	25,000	28,893
Microsoft Corp., 0.88%, due 09/27/13	30,000	30,042
Microsoft Corp., 3.00%, due 10/01/20	110,000	109,717
Symantec Corp., 4.20%, due 09/15/20	55,000	55,221
Western Union Co./The, 5.93%, due 10/01/16	44,000	51,383
		275,256
Materials — 0.3%
ArcelorMittal, 9.85%, due 06/01/19	45,000	57,839
BHP Billiton Finance USA Ltd., 5.00%, due 12/15/10	50,000	50,436
Celulosa Arauco y Constitucion S.A., 5.00%, due 01/21/21(b)	40,000	40,521
Chevron Phillips, 7.00%, due 03/15/11	35,000	35,892
Cliffs Natural Resources, Inc., 4.80%, due 10/01/20	10,000	10,150
Dow Chemical Co./The, 4.85%, due 08/15/12	24,000	25,400
Dow Chemical Co./The, 8.55%, due 05/15/19	20,000	25,254
Dow Chemical Co./The, 9.40%, due 05/15/39	15,000	21,232
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	65,000	72,447
Teck Resources Ltd., 4.50%, due 01/15/21	30,000	31,081
Vale Overseas Ltd., 5.63%, due 09/15/19	20,000	22,048
Vale Overseas Ltd., 6.25%, due 01/23/17	20,000	22,893
Vale Overseas Ltd., 6.88%, due 11/21/36	19,000	21,707
		436,900
Telecommunication Services — 0.1%
Cellco Partnership / Verizon Wireless Capital LLC, 2.95%, due 05/20/11(c)	50,000	50,833
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	89,000	98,875
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	11,000	15,896
Telecom Italia Capital S.A., 6.00%, due 09/30/34	33,000	31,130
Telecom Italia Capital S.A., 6.18%, due 06/18/14	10,000	11,028
Verizon Communications, Inc., 5.85%, due 09/15/35	14,000	15,083
		222,845
Utilities — 0.2%
Dominion Resources, Inc., 5.20%, due 08/15/19	24,000	27,444
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	25,000	27,123
Exelon Corp., 4.90%, due 06/15/15	50,000	54,802
Exelon Generation Co. LLC, 5.20%, due 10/01/19	15,000	16,687
FPL Group Capital, Inc., 0.82%, due 11/09/12(c)	30,000	30,037
FPL Group Capital, Inc., 6.00%, due 03/01/19	15,000	17,394
Georgia Power Co., 1.30%, due 09/15/13	50,000	50,118
KeySpan Corp., 7.63%, due 11/15/10	30,000	30,241
MidAmerican Energy Holdings Co., 6.13%, due 04/01/36	32,000	36,609
Pacific Gas & Electric Co., 6.05%, due 03/01/34	22,000	24,940
Wisconsin Energy Corp., 6.50%, due 04/01/11	50,000	51,460
		366,855
Foreign Government Securities (0.4%)
Brazilian Government International Bond, 7.88%, due 03/07/15	40,000	49,100
Chile Government International Bond, 5.50%, due 01/15/13	110,000	120,062
Israel Government International Bond, 5.50%, due 11/09/16	28,000	32,483
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11	40,000	40,277
Malaysia Government International Bond, 7.50%, due 07/15/11	110,000	115,528
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	22,000	27,335
Peruvian Government International Bond, 8.38%, due 05/03/16	40,000	50,600
Republic of Korea, 4.88%, due 09/22/14	53,000	58,064
South Africa Government International Bond, 6.88%, due 05/27/19	100,000	122,250
		615,699
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO, Series 2009, 7.55%, due 04/01/39	70,000	76,126

U.S. Government Agency Mortgage-Backed Securities (1.2%)
Federal Home Loan Mortgage Corp. (0.1%)
6.00%, due 11/01/36	215,351	232,023

Federal National Mortgage Association (1.0%)
4.00%, due 10/25/40, TBA	150,000	154,172
5.00%, due 06/01/33	216,721	229,849
5.00%, due 09/01/33	182,116	193,367
5.00%, due 10/25/40, TBA	370,000	389,425
5.50%, due 04/01/34	213,485	229,158
5.50%, due 05/01/34	61,004	65,545
5.50%, due 04/01/36	155,112	165,882
5.84%, due 12/01/36(c)	131,283	139,582
		1,566,980
Government National Mortgage Association (0.1%)
5.50%, due 10/15/40, TBA	50,000	53,750
6.00%, due 01/15/39	137,327	149,237
		202,987
U.S. Government Agency Securities (0.4%)
Federal Home Loan Mortgage Corp. (0.0%)
0.88%, due 10/28/13	20,000	19,992

Federal National Mortgage Association (0.2%)
0.46%, due 02/23/12(c)	50,000	50,039
0.63%, due 09/24/12	150,000	150,349
1.63%, due 10/26/15	60,000	59,976
4.50%, due 03/01/40	58,319	61,137
		321,501
Government National Mortgage Association (0.2%)
4.50%, due 05/20/40	203,146	214,376

U.S. Treasury Securities (1.9%)
U.S. Treasury Bonds (0.2%)
3.88%, due 08/15/40	40,000	41,350
4.38%, due 05/15/40	120,000	134,776
5.38%, due 02/15/31	120,000	154,500
7.13%, due 02/15/23	65,000	93,742
		424,368
U.S. Treasury Notes (1.7%)
1.25%, due 08/31/15	150,000	149,953
1.75%, due 04/15/13	700,000	721,161
2.50%, due 03/31/15	490,000	519,591
2.63%, due 02/29/16	60,000	63,764
2.75%, due 02/15/19	390,000	404,595
3.00%, due 08/31/16	387,000	417,476
3.50%, due 01/15/11	330,000	417,075
		2,693,615
TOTAL FIXED INCOME INVESTMENTS
(Cost $12,028,291)		12,577,836

SHORT-TERM INVESTMENTS (1.2%)
Commercial Paper (0.6%)
JPMorgan Chase & Co.
0.15%, 10/01/10	944,489	944,489

U.S. Government Agency Securities (0.3%)
Federal Home Loan Bank Discount Note
0.17%, due 03/18/11(d)	500,000	499,603

U.S. Treasury Securities (0.3%)
U.S. Treasury Bills
0.13%, due 10/21/10	400,000	399,970
0.13%, due 12/16/10(e)	50,000	49,986
		449,956
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,893,948)		1,894,048

TOTAL INVESTMENTS (100.2%)
(Cost $135,382,803)(f)		$160,294,578
Liabilities in Excess of Other Assets (-0.2%)		(354,244)
NET ASSETS (100.0%)		$159,940,334

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2010 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Securities were valued at fair value — at September 30, 2010, the Fund held $72,098,000 of fair valued securities, representing 45.1% of net assets.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate disclosed is as of September 30, 2010.
(d)	Zero coupon security. Rate disclosed is yield as of September 30, 2010.
(e)	Security has been pledged as collateral for futures contracts.
(f)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.

ADR	— American Depositary Receipt.
GO	— General Obligation.
MTN	— Medium Term Note.
REIT	— Real Estate Investment Trust.
TBA	— Security is subjected to delayed delivery.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)   Not applicable for semi-annual reports.

(b)  There have been no changes, as of the date of this filing, in portfolio managers at Hall Capital Partners LLC, Pzena Investment Management, LLC and Payden & Rygel.  There has been a change at Geode Capital Management.

Geode Capital Management, LLC

As of October 22, 2010, Eric Matteson, Assistant Portfolio Manager, was named to the portfolio management team of the Fund.

Eric Matteson, CAIA has been an Assistant Portfolio Manager with Geode Capital Management, LLC since March 2010. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Matteson is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Matteson worked as a Portfolio Manager at Rampart Investment Management Company from February 2005 to March 2010. Mr. Matteson holds a Master of Finance from Northeastern University and a B.S. in Management with a Finance concentration from the University of Rhode Island. Mr. Matteson is a CAIA Charterholder.

Information about the accounts managed by Mr. Matteson as of October 31, 2010 is as follows:

Name of Portfolio Manager or Team Member		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Eric Matteson	Number of Accounts Managed	6	2	10
	Number of Accounts Managed with performance-Based Advisory Fees	None	None	None
	Assets Managed (in millions)	$9,382,000	$4,577,000	$1,167,000
	Assets Managed with Performance Based advisory fee.	None	None	None

Potential Conflicts of Interest:

A portfolio manager’s compensation plan can give rise to potential conflicts of interest. A manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple accounts. Securities selected for accounts other than the Fund may outperform the securities selected for the Fund.  In addition to managing the Fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

Portfolio Manager Compensation Structure.

Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode.  The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account.  Performance is measured over multiple measurement periods that eventually encompass periods of up to five years.  A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based deferred compensation plan, which is primarily based on the profits of Geode.

Securities Ownership of Portfolio Managers.

As of October 31, 2010, Mr. Matteson did not, and is not eligible to, own any Units of the Fund.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the registrant’s Board of Directors has adopted procedures by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By: /s/ Eric Olson
Eric Olson
President and Chief Executive Officer

November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Eric Olson
Eric Olson
President and Chief Executive Officer

November 23, 2010

By: /s/ Denise A. Meredith
Denise A. Meredith
Treasurer and Principal Financial Officer

November 23, 2010